                                                                               .
                                                                               .
                                                                               .

                               TABLE OF CONTENTS

President's Letter..........................................       3

Performance Summaries.......................................       4

NYLIAC Variable Annuity Separate Account - IV
Statement of Assets and Liabilities.........................      10
Statement of Operations.....................................      14
Statement of Changes in Net Assets..........................      18
Notes to Financial Statements...............................      24
Report of Independent Registered Public Accounting Firm.....      38

The Annual Reports listed below follow:

MainStay VP Series Fund, Inc.
  Balanced Portfolio - Service Class
  Basic Value Portfolio - Service Class
  Bond Portfolio - Service Class
  Capital Appreciation Portfolio - Service Class
  Cash Management Portfolio
  Common Stock Portfolio - Service Class
  Convertible Portfolio - Service Class
  Developing Growth Portfolio - Service Class
  Floating Rate - Service Class
  Government Portfolio - Service Class
  High Yield Corporate Bond Portfolio - Service Class
  Income & Growth Portfolio - Service Class
  International Equity Portfolio - Service Class
  Large Cap Growth Portfolio - Service Class (formerly
    Growth Portfolio - Service Class)
  Mid Cap Core Portfolio - Service Class
  Mid Cap Growth Portfolio - Service Class
  Mid Cap Value Portfolio - Service Class
  S&P 500 Index Portfolio - Service Class
  Small Cap Growth Portfolio - Service Class
  Total Return Portfolio - Service Class
  Value Portfolio - Service Class
Alger American Small Capitalization - Class S Shares
Calvert Social Balanced
Colonial Small Cap Value Fund, Variable Series - Class B
Dreyfus IP Technology Growth - Service Shares
Fidelity(R) Variable Insurance Products Fund
  Contrafund(R) - Service Class 2
Fidelity(R) Variable Insurance Products Fund
  Equity-Income - Service Class 2
Fidelity(R) Variable Insurance Products Fund Mid
  Cap - Service Class 2
Janus Aspen Series Balanced - Service Shares
Janus Aspen Series Worldwide Growth - Service Shares
MFS(R) Investors Trust Series - Service Class
MFS(R) Research Series - Service Class
MFS(R) Utilities Series - Service Class
Neuberger Berman AMT Mid-Cap Growth - Class S
Royce Micro-Cap Portfolio
Royce Small-Cap Portfolio
T. Rowe Price Equity Income Portfolio - II
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity - Class II
Victory VIF Diversified Stock - Class A Shares

PLEASE SEE THE INDIVIDUAL FUND ANNUAL REPORTS FOR ANY APPLICABLE FUND PROSPECTUS SUPPLEMENT(S) THAT MAY HAVE BEEN INCLUDED.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

Dear Policyowners:

I am pleased to present the December 31, 2005 Annual Report for your New York Life Insurance and Annuity Corporation variable annuity and/or variable universal life policy.

This report contains performance information, financial statements, notes and highlights, and other pertinent data for each of the Investment Divisions available under your policy. In addition, some of the portfolio managers provide a discussion of portfolio performance.

I hope you will take some time to review this information and evaluate the plans you have in place. I also encourage you to get in touch with your Registered Representative. He or she is a trained professional who can help you devise a strategy to meet your financial objectives.

Although no one knows for certain what the future may bring, I want to assure you of our commitment to helping you plan for your financial goals. We appreciate the trust you have placed with our company, and we will continue to evaluate our products and services in order to keep them responsive to your financial needs and the changing times.

Sincerely,

/s/ Frederick J. Sievert

Frederick J. Sievert
President
New York Life Insurance and Annuity Corporation
(A Delaware Corporation)

February 2006

LIFESTAGES(R) ELITE VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- IV
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2005(1)

                                                                         INVESTMENT
                                                             PORTFOLIO    DIVISION
                                                             INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                           DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares          5/1/02      9/29/03
Calvert Social Balanced                                        9/2/86      9/29/03
Colonial Small Cap Value, Variable Series -- Class B           6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares               12/29/00      9/29/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2              1/12/00      9/29/03
Fidelity(R) VIP Equity-Income -- Service Class 2              1/12/00      9/29/03
Fidelity(R) VIP Mid Cap -- Service Class 2                    1/12/00      9/29/03
Janus Aspen Series Balanced -- Service Shares                12/31/99      9/29/03
Janus Aspen Series Worldwide Growth -- Service Shares        12/31/99      9/29/03
MainStay VP Balanced -- Service Class                          5/1/05       5/1/05
MainStay VP Basic Value -- Service Class                       6/2/03      9/29/03
MainStay VP Bond -- Service Class                              6/2/03      9/29/03
MainStay VP Capital Appreciation -- Service Class              6/2/03      9/29/03
MainStay VP Cash Management -- Current 7-day yield is
  3.87%(4)                                                    1/29/93      9/29/03
MainStay VP Common Stock -- Service Class                      6/2/03      9/29/03
MainStay VP Convertible -- Service Class                       6/2/03      9/29/03
MainStay VP Developing Growth -- Service Class                 6/2/03      9/29/03
MainStay VP Floating Rate -- Service Class                     5/1/05       5/1/05
MainStay VP Government -- Service Class                        6/2/03      9/29/03
MainStay VP High Yield Corporate Bond -- Service Class         6/2/03      9/29/03
MainStay VP Income & Growth -- Service Class                   6/2/03      9/29/03
MainStay VP International Equity -- Service Class              6/2/03      9/29/03
MainStay VP Large Cap Growth -- Service Class (formerly
  MainStay VP Growth)                                          6/2/03      9/29/03
MainStay VP Mid Cap Core -- Service Class                      6/2/03      9/29/03
MainStay VP Mid Cap Growth -- Service Class                    6/2/03      9/29/03
MainStay VP Mid Cap Value -- Service Class                     6/2/03      9/29/03
MainStay VP S&P 500 Index(5) -- Service Class                  6/2/03      9/29/03
MainStay VP Small Cap Growth -- Service Class                  6/2/03      9/29/03
MainStay VP Total Return -- Service Class                      6/2/03      9/29/03
MainStay VP Value -- Service Class                             6/2/03      9/29/03
MFS(R) Investors Trust Series -- Service Class                 5/1/00      9/29/03
MFS(R) Research Series -- Service Class                        5/1/00      9/29/03
MFS(R) Utilities Series -- Service Class                       5/1/00       5/1/04
Neuberger Berman AMT Mid-Cap Growth -- Class S                2/18/03       5/1/04
Royce Micro-Cap Portfolio                                    12/27/96       5/1/05
Royce Small-Cap Portfolio                                    12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio-II                      4/30/02      9/29/03
Van Eck Worldwide Hard Assets                                  9/1/89      9/29/03
Van Kampen UIF Emerging Markets Equity -- Class II            1/10/03      9/29/03
Victory VIF Diversified Stock -- Class A Shares                7/1/99       5/1/04
-----------------------------------------------------------------------------------
                                                                Negative numbers
                                                                    appear in
                                                                  parentheses.

                                                                    ASSUMING CONTRACT NOT SURRENDERED(%)(2)
                                                                                                         SINCE
                                                                                                       INVESTMENT
                                                                 1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares          16.59     24.58       N/A       N/A        20.04
Calvert Social Balanced                                         5.65     10.92      2.21      6.67         8.04
Colonial Small Cap Value, Variable Series -- Class B            5.47     21.64     13.03       N/A         7.60
Dreyfus IP Technology Growth -- Service Shares                  3.48     16.03     (8.87)      N/A         6.80
Fidelity(R) VIP Contrafund(R) -- Service Class 2               16.65     19.86      6.38     11.91        19.25
Fidelity(R) VIP Equity-Income -- Service Class 2                5.57     15.15      3.69      8.44        11.61
Fidelity(R) VIP Mid Cap -- Service Class 2                     18.02     26.70     12.04       N/A        26.67
Janus Aspen Series Balanced -- Service Shares                   7.66      9.86      3.31       N/A        10.03
Janus Aspen Series Worldwide Growth -- Service Shares           5.57     10.92     (4.74)      N/A         7.81
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A       N/A         4.87
MainStay VP Basic Value -- Service Class                        5.21     14.26      1.80       N/A        10.77
MainStay VP Bond -- Service Class                               1.89      3.33      5.60      5.52         3.18
MainStay VP Capital Appreciation -- Service Class               8.10     12.47     (5.54)     5.34        10.11
MainStay VP Cash Management -- Current 7-day yield is
  3.87%(4)                                                      2.96      1.49      1.93      3.59         1.76
MainStay VP Common Stock -- Service Class                       7.39     14.41     (1.32)     8.79        13.27
MainStay VP Convertible -- Service Class                        6.32     11.12      4.23       N/A         9.34
MainStay VP Developing Growth -- Service Class                 11.72     17.69      1.31       N/A        11.49
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A       N/A         1.92
MainStay VP Government -- Service Class                         2.08      2.26      4.50      5.18         2.65
MainStay VP High Yield Corporate Bond -- Service Class          2.66     16.23     10.85      9.10        10.00
MainStay VP Income & Growth -- Service Class                    4.47     14.66      2.01       N/A        11.07
MainStay VP International Equity -- Service Class               7.74     17.82      5.99      7.09        17.40
MainStay VP Large Cap Growth -- Service Class (formerly
  MainStay VP Growth)                                           4.10      9.02     (5.04)      N/A         2.95
MainStay VP Mid Cap Core -- Service Class                      15.57     23.95       N/A       N/A        20.29
MainStay VP Mid Cap Growth -- Service Class                    16.80     27.31       N/A       N/A        24.05
MainStay VP Mid Cap Value -- Service Class                      5.43     16.72       N/A       N/A        16.00
MainStay VP S&P 500 Index(5) -- Service Class                   4.47     13.77      0.03      8.51        11.40
MainStay VP Small Cap Growth -- Service Class                   3.81     16.99       N/A       N/A        12.68
MainStay VP Total Return -- Service Class                       6.19     10.39     (0.05)     6.34         8.49
MainStay VP Value -- Service Class                              5.96     14.33      3.35      7.57        13.55
MFS(R) Investors Trust Series -- Service Class                  7.02     13.16     (0.84)      N/A        10.98
MFS(R) Research Series -- Service Class                         7.57     15.63     (1.76)      N/A        13.26
MFS(R) Utilities Series -- Service Class                       16.57     27.08      3.63       N/A        30.03
Neuberger Berman AMT Mid-Cap Growth -- Class S                 13.42       N/A       N/A       N/A        19.96
Royce Micro-Cap Portfolio                                      11.61     23.75     16.46       N/A        22.59
Royce Small-Cap Portfolio                                       9.66     24.58     15.05       N/A        12.78
T. Rowe Price Equity Income Portfolio-II                        3.69     14.16       N/A       N/A        13.67
Van Eck Worldwide Hard Assets                                  51.67     39.73     18.87      9.88        41.91
Van Kampen UIF Emerging Markets Equity -- Class II             33.76       N/A       N/A       N/A        34.06
Victory VIF Diversified Stock -- Class A Shares                 8.75     16.92      3.63       N/A        12.47
-----------------------------------------------------------------------------------
                                                                     Negative numbers appear in parentheses.

                                                                        ASSUMING CONTRACT SURRENDERED(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
                                                                 1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares           8.59     22.83       N/A       N/A        17.18
Calvert Social Balanced                                        (1.96)     8.71      1.09      6.67         4.60
Colonial Small Cap Value, Variable Series -- Class B           (2.13)    19.81     12.29       N/A         0.46
Dreyfus IP Technology Growth -- Service Shares                 (3.97)    14.02     (9.87)      N/A         3.47
Fidelity(R) VIP Contrafund(R) -- Service Class 2                8.65     17.98      5.43     11.91        16.37
Fidelity(R) VIP Equity-Income -- Service Class 2               (2.03)    13.10      2.64      8.44         8.40
Fidelity(R) VIP Mid Cap -- Service Class 2                     10.02     25.02     11.27       N/A        24.00
Janus Aspen Series Balanced -- Service Shares                  (0.09)     7.60      2.23       N/A         6.82
Janus Aspen Series Worldwide Growth -- Service Shares          (2.03)     8.71     (5.79)      N/A         4.47
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A       N/A        (2.68)
MainStay VP Basic Value -- Service Class                       (2.37)    12.18      0.68       N/A         7.45
MainStay VP Bond -- Service Class                              (5.44)     0.78      4.61      5.52        (0.21)
MainStay VP Capital Appreciation -- Service Class               0.32     10.33     (6.59)     5.34         6.91
MainStay VP Cash Management -- Current 7-day yield is
  3.87%(4)                                                     (4.45)    (1.01)     0.80      3.59        (1.59)
MainStay VP Common Stock -- Service Class                      (0.34)    12.34     (2.41)     8.79        10.19
MainStay VP Convertible -- Service Class                       (1.34)     8.92      3.19       N/A         6.11
MainStay VP Developing Growth -- Service Class                  3.72     15.73      0.19       N/A         8.34
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A       N/A        (5.42)
MainStay VP Government -- Service Class                        (5.27)    (0.26)     3.48      5.18        (0.72)
MainStay VP High Yield Corporate Bond -- Service Class         (4.73)    14.23     10.04      9.10         6.80
MainStay VP Income & Growth -- Service Class                   (3.05)    12.59      0.88       N/A         7.80
MainStay VP International Equity -- Service Class              (0.02)    15.87      5.02      7.09        14.46
MainStay VP Large Cap Growth -- Service Class (formerly
  MainStay VP Growth)                                          (3.40)     6.73     (6.08)      N/A        (0.46)
MainStay VP Mid Cap Core -- Service Class                       7.57     22.18       N/A       N/A        17.39
MainStay VP Mid Cap Growth -- Service Class                     8.80     25.64       N/A       N/A        21.31
MainStay VP Mid Cap Value -- Service Class                     (2.17)    14.73       N/A       N/A        13.01
MainStay VP S&P 500 Index(5) -- Service Class                  (3.05)    11.67     (1.07)     8.51         8.25
MainStay VP Small Cap Growth -- Service Class                  (3.67)    15.01       N/A       N/A         9.57
MainStay VP Total Return -- Service Class                      (1.46)     8.15     (1.16)     6.34         5.23
MainStay VP Value -- Service Class                             (1.66)    12.26      2.27      7.57        10.48
MFS(R) Investors Trust Series -- Service Class                 (0.68)    11.04     (1.94)      N/A         7.76
MFS(R) Research Series -- Service Class                        (0.17)    13.60     (2.85)      N/A        10.12
MFS(R) Utilities Series -- Service Class                        8.57     25.40      2.57       N/A        25.81
Neuberger Berman AMT Mid-Cap Growth -- Class S                  5.42       N/A       N/A       N/A        15.50
Royce Micro-Cap Portfolio                                       3.61     21.99     15.80       N/A        14.59
Royce Small-Cap Portfolio                                       1.76     22.83     14.36       N/A         4.78
T. Rowe Price Equity Income Portfolio-II                       (3.77)    12.07       N/A       N/A        10.60
Van Eck Worldwide Hard Assets                                  43.67     38.35     18.26      9.88        39.44
Van Kampen UIF Emerging Markets Equity -- Class II             25.76       N/A       N/A       N/A        31.58
Victory VIF Diversified Stock -- Class A Shares                 0.92     14.93      2.57       N/A         7.93
-----------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED. A POLICY SERVICE FEE, EQUAL TO $30 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $100,000.00. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THEN $100,000.00.

PERFORMANCE "ASSUMING CONTRACT NOT SURRENDERED" DOES NOT REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING CONTRACT SURRENDERED" REFLECTS THE MAXIMUM CDSC UNDER THE POLICY. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 3% (OR 2% FOR SINGLE PREMIUM POLICIES) BY THE 8TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) ELITE VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) ELITE VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- IV
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2005(1)

(1) The LifeStages(R) Elite Variable Annuity was first offered for sale on September 29, 2003. Certain Portfolios existed prior to that date. The hypothetical performance has been modified to reflect Fund annual expenses as if the policy had been available during the periods shown.

    The performance shown is for the indicated classes/shares only. These classes/shares impose a 12b-1 fee (except Calvert Social Balanced, MainStay VP Cash Management, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio and Van Eck Worldwide Hard Assets). Performance for these classes/shares may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

    The LifeStages(R) Elite Variable Annuity differs from many other variable annuity policies in that the Mortality and Expense Risk and Administrative Costs Charge (M&E) is calculated as a percentage of your Adjusted Premium Payments under the policy (excluding premiums allocated to the Fixed Account), rather than as percentage of Separate Account assets. Therefore, the 1.70% M&E charge is not reflected in the performance of the Investment Divisions, but will be deducted quarterly by reducing the number of Accumulation Units in the Investment Divisions you have selected. Since market performance is reflected through fluctuations in the value of an Accumulation Unit, owning fewer Accumulation Units over time will result in a gradual reduction in the value of the Policy, regardless of market performance, when compared to the result of a traditional charge structure. Please refer to your prospectus for more details.

(2) Assumes no deduction for contingent deferred sales charge.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2005 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

This product is not available in all states.

SMRU # 00317666 CV

LIFESTAGES(R) PREMIUM PLUS ELITE VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- IV
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005(1)

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
                                                              INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares           5/1/02     11/15/04
Calvert Social Balanced                                         9/2/86     11/15/04
Colonial Small Cap Value, Variable Series -- Class B            6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares                12/29/00     11/15/04
Fidelity(R) VIP Contrafund(R) -- Service Class 2               1/12/00     11/15/04
Fidelity(R) VIP Equity-Income -- Service Class 2               1/12/00     11/15/04
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00     11/15/04
Janus Aspen Series Balanced -- Service Shares                 12/31/99     11/15/04
Janus Aspen Series Worldwide Growth -- Service Shares         12/31/99     11/15/04
MainStay VP Balanced -- Service Class                           5/1/05       5/1/05
MainStay VP Basic Value -- Service Class                        6/2/03     11/15/04
MainStay VP Bond -- Service Class                               6/2/03     11/15/04
MainStay VP Capital Appreciation -- Service Class               6/2/03     11/15/04
MainStay VP Cash Management -- Current 7-day yield is
  3.87%(4)                                                     1/29/93     11/15/04
MainStay VP Common Stock -- Service Class                       6/2/03     11/15/04
MainStay VP Convertible -- Service Class                        6/2/03     11/15/04
MainStay VP Developing Growth -- Service Class                  6/2/03     11/15/04
MainStay VP Floating Rate -- Service Class                      5/1/05       5/1/05
MainStay VP Government -- Service Class                         6/2/03     11/15/04
MainStay VP High Yield Corporate Bond -- Service Class          6/2/03     11/15/04
MainStay VP Income & Growth -- Service Class                    6/2/03     11/15/04
MainStay VP International Equity -- Service Class               6/2/03     11/15/04
MainStay VP Large Cap Growth -- Service Class (formerly
  MainStay VP Growth)                                           6/2/03     11/15/04
MainStay VP Mid Cap Core -- Service Class                       6/2/03     11/15/04
MainStay VP Mid Cap Growth -- Service Class                     6/2/03     11/15/04
MainStay VP Mid Cap Value -- Service Class                      6/2/03     11/15/04
MainStay VP S&P 500 Index(5) -- Service Class                   6/2/03     11/15/04
MainStay VP Small Cap Growth -- Service Class                   6/2/03     11/15/04
MainStay VP Total Return -- Service Class                       6/2/03     11/15/04
MainStay VP Value -- Service Class                              6/2/03     11/15/04
MFS(R) Investors Trust Series -- Service Class                  5/1/00     11/15/04
MFS(R) Research Series -- Service Class                         5/1/00     11/15/04
MFS(R) Utilities Series -- Service Class                        5/1/00     11/15/04
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03     11/15/04
Royce Micro-Cap Portfolio                                     12/27/96       5/1/05
Royce Small-Cap Portfolio                                     12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio-II                       4/30/02     11/15/04
Van Eck Worldwide Hard Assets                                   9/1/89     11/15/04
Van Kampen UIF Emerging Markets Equity -- Class II             1/10/03     11/15/04
Victory VIF Diversified Stock -- Class A Shares                 7/1/99     11/15/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                    ASSUMING CONTRACT NOT SURRENDERED(%)(2)
                                                                                                         SINCE
                                                                                                       INVESTMENT
                                                                 1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares          16.59     24.58       N/A       N/A        20.04
Calvert Social Balanced                                         5.65     10.92      2.21      6.67         8.04
Colonial Small Cap Value, Variable Series -- Class B            5.47     21.64     13.03       N/A         7.60
Dreyfus IP Technology Growth -- Service Shares                  3.48     16.03     (8.87)      N/A         6.80
Fidelity(R) VIP Contrafund(R) -- Service Class 2               16.65     19.86      6.38     11.91        19.25
Fidelity(R) VIP Equity-Income -- Service Class 2                5.57     15.15      3.69      8.44        11.61
Fidelity(R) VIP Mid Cap -- Service Class 2                     18.02     26.70     12.04       N/A        26.67
Janus Aspen Series Balanced -- Service Shares                   7.66      9.86      3.31       N/A        10.03
Janus Aspen Series Worldwide Growth -- Service Shares           5.57     10.92     (4.74)      N/A         7.81
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A       N/A         4.87
MainStay VP Basic Value -- Service Class                        5.21     14.26      1.80       N/A        10.77
MainStay VP Bond -- Service Class                               1.89      3.33      5.60      5.52         3.18
MainStay VP Capital Appreciation -- Service Class               8.10     12.47     (5.54)     5.34        10.11
MainStay VP Cash Management -- Current 7-day yield is
  3.87%(4)                                                      2.96      1.49      1.93      3.59         1.76
MainStay VP Common Stock -- Service Class                       7.39     14.41     (1.32)     8.79        13.27
MainStay VP Convertible -- Service Class                        6.32     11.12      4.23       N/A         9.34
MainStay VP Developing Growth -- Service Class                 11.72     17.69      1.31       N/A        11.49
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A       N/A         1.92
MainStay VP Government -- Service Class                         2.08      2.26      4.50      5.18         2.65
MainStay VP High Yield Corporate Bond -- Service Class          2.66     16.23     10.85      9.10        10.00
MainStay VP Income & Growth -- Service Class                    4.47     14.66      2.01       N/A        11.07
MainStay VP International Equity -- Service Class               7.74     17.82      5.99      7.09        17.40
MainStay VP Large Cap Growth -- Service Class (formerly
  MainStay VP Growth)                                           4.10      9.02     (5.04)      N/A         2.95
MainStay VP Mid Cap Core -- Service Class                      15.57     23.95       N/A       N/A        20.29
MainStay VP Mid Cap Growth -- Service Class                    16.80     27.31       N/A       N/A        24.05
MainStay VP Mid Cap Value -- Service Class                      5.43     16.72       N/A       N/A        16.00
MainStay VP S&P 500 Index(5) -- Service Class                   4.47     13.77      0.03      8.51        11.40
MainStay VP Small Cap Growth -- Service Class                   3.81     16.99       N/A       N/A        12.68
MainStay VP Total Return -- Service Class                       6.19     10.39     (0.05)     6.34         8.49
MainStay VP Value -- Service Class                              5.96     14.33      3.35      7.57        13.55
MFS(R) Investors Trust Series -- Service Class                  7.02     13.16     (0.84)      N/A        10.98
MFS(R) Research Series -- Service Class                         7.57     15.63     (1.76)      N/A        13.26
MFS(R) Utilities Series -- Service Class                       16.57     27.08      3.63       N/A        30.03
Neuberger Berman AMT Mid-Cap Growth -- Class S                 13.42       N/A       N/A       N/A        19.96
Royce Micro-Cap Portfolio                                      11.61     23.75     16.46       N/A        22.59
Royce Small-Cap Portfolio                                       9.66     24.58     15.05       N/A        12.78
T. Rowe Price Equity Income Portfolio-II                        3.69     14.16       N/A       N/A        13.67
Van Eck Worldwide Hard Assets                                  51.67     39.73     18.87      9.88        41.91
Van Kampen UIF Emerging Markets Equity -- Class II             33.76       N/A       N/A       N/A        34.06
Victory VIF Diversified Stock -- Class A Shares                 8.75     16.92      3.63       N/A        12.47
------------------------------------------------------------------------------------
                                                                    Negative numbers appear in parentheses.

                                                                        ASSUMING CONTRACT SURRENDERED(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
                                                                 1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares           8.59     22.83       N/A       N/A        17.18
Calvert Social Balanced                                        (1.96)     8.71      1.09      6.50         4.60
Colonial Small Cap Value, Variable Series -- Class B           (2.13)    19.81     12.29       N/A         0.46
Dreyfus IP Technology Growth -- Service Shares                 (3.97)    14.02     (9.87)      N/A         3.47
Fidelity(R) VIP Contrafund(R) -- Service Class 2                8.65     17.98      5.43     11.80        16.37
Fidelity(R) VIP Equity-Income -- Service Class 2               (2.03)    13.10      2.64      8.29         8.40
Fidelity(R) VIP Mid Cap -- Service Class 2                     10.02     25.02     11.27       N/A        24.00
Janus Aspen Series Balanced -- Service Shares                  (0.09)     7.60      2.23       N/A         6.82
Janus Aspen Series Worldwide Growth -- Service Shares          (2.03)     8.71     (5.79)      N/A         4.47
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A       N/A        (2.68)
MainStay VP Basic Value -- Service Class                       (2.37)    12.18      0.68       N/A         7.45
MainStay VP Bond -- Service Class                              (5.44)     0.78      4.61      5.33        (0.21)
MainStay VP Capital Appreciation -- Service Class               0.32     10.33     (6.59)     5.15         6.91
MainStay VP Cash Management -- Current 7-day yield is
  3.87%(4)                                                     (4.45)    (1.01)     0.80      3.37        (1.59)
MainStay VP Common Stock -- Service Class                      (0.34)    12.34     (2.41)     8.65        10.19
MainStay VP Convertible -- Service Class                       (1.34)     8.92      3.19       N/A         6.11
MainStay VP Developing Growth -- Service Class                  3.72     15.73      0.19       N/A         8.34
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A       N/A        (5.42)
MainStay VP Government -- Service Class                        (5.27)    (0.26)     3.48      4.99        (0.72)
MainStay VP High Yield Corporate Bond -- Service Class         (4.73)    14.23     10.04      8.96         6.80
MainStay VP Income & Growth -- Service Class                   (3.05)    12.59      0.88       N/A         7.80
MainStay VP International Equity -- Service Class              (0.02)    15.87      5.02      6.93        14.46
MainStay VP Large Cap Growth -- Service Class (formerly
  MainStay VP Growth)                                          (3.40)     6.73     (6.08)      N/A        (0.46)
MainStay VP Mid Cap Core -- Service Class                       7.57     22.18       N/A       N/A        17.39
MainStay VP Mid Cap Growth -- Service Class                     8.80     25.64       N/A       N/A        21.31
MainStay VP Mid Cap Value -- Service Class                     (2.17)    14.73       N/A       N/A        13.01
MainStay VP S&P 500 Index(5) -- Service Class                  (3.05)    11.67     (1.07)     8.36         8.25
MainStay VP Small Cap Growth -- Service Class                  (3.67)    15.01       N/A       N/A         9.57
MainStay VP Total Return -- Service Class                      (1.46)     8.15     (1.16)     6.17         5.23
MainStay VP Value -- Service Class                             (1.66)    12.26      2.27      7.42        10.48
MFS(R) Investors Trust Series -- Service Class                 (0.68)    11.04     (1.94)      N/A         7.76
MFS(R) Research Series -- Service Class                        (0.17)    13.60     (2.85)      N/A        10.12
MFS(R) Utilities Series -- Service Class                        8.57     25.40      2.57       N/A        25.81
Neuberger Berman AMT Mid-Cap Growth -- Class S                  5.42       N/A       N/A       N/A        15.50
Royce Micro-Cap Portfolio                                       3.61     21.99     15.80       N/A        14.59
Royce Small-Cap Portfolio                                       1.76     22.83     14.36       N/A         4.78
T. Rowe Price Equity Income Portfolio-II                       (3.77)    12.07       N/A       N/A        10.60
Van Eck Worldwide Hard Assets                                  43.67     38.35     18.26      9.75        39.44
Van Kampen UIF Emerging Markets Equity -- Class II             25.76       N/A       N/A       N/A        31.58
Victory VIF Diversified Stock -- Class A Shares                 0.92     14.93      2.57       N/A         7.93
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED. A POLICY SERVICE FEE, EQUAL TO $30 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $100,000.00. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THEN $100,000.00.

PERFORMANCE "ASSUMING CONTRACT NOT SURRENDERED" DOES NOT REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING CONTRACT SURRENDERED" REFLECTS THE MAXIMUM CDSC UNDER THE POLICY. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH PREMIUM EACH PREMIUM PAYMENT IS 8%, DECLINING TO 3% (OR 1% FOR SINGLE PREMIUM POLICIES) BY THE 10TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) PREMIUM PLUS ELITE VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCTS AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) PREMIUM PLUS ELITE VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- IV
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005(1)

(1) The LifeStages(R) Premium Plus Elite Variable Annuity was first offered for sale on November 15, 2004. Certain of the Portfolios existed prior to that date. The hypothetical performance has been modified to reflect Fund annual expenses as if the policy had been available during the periods shown.

    The performance shown is for the indicated classes/shares only. These classes/shares impose a 12b-1 fee (except Calvert Social Balanced, MainStay VP Cash Management, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio and Van Eck Worldwide Hard Assets). Performance for these classes/shares may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

    The LifeStages(R) Premium Plus Elite Variable Annuity differs from many other variable annuity policies in that the Mortality and Expense Risk and Administrative Costs Charge (M&E) is calculated as a percentage of your Adjusted Premium Payments under the policy (excluding premiums allocated to the Fixed Account), rather than as percentage of Separate Account assets. Therefore, the 1.90% M&E charge is not reflected in the performance of the Investment Divisions, but will be deducted quarterly by reducing the number of Accumulation Units in the Investment Divisions you have selected. Since market performance is reflected through fluctuations in the value of an Accumulation Unit, owning fewer Accumulation Units over time will result in a gradual reduction in the value of the Policy, regardless of market performance, when compared to the result of a traditional charge structure. Please refer to your prospectus for more details.

(2) Assumes no deduction for contingent deferred sales charge.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2005 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

LifeStages(R) Premium Plus Elite Variable Annuity is a flexible premium deferred variable annuity issued by NYLIAC. Under this policy, we will apply a Credit to premiums paid in a percentage amount according to the credit rate schedule then in effect. Policies with a premium Credit may have higher fees and expenses, and may have longer surrender charge periods than policies that do not provide the Credit feature. There may be circumstances in which the purchase of a LifeStages(R) Premium Plus Elite Variable Annuity is less advantageous than the purchase of another LifeStages(R) variable annuity which may have lower fees but no credit. This may be the case, for example, if you intended to make fewer and smaller payments into the contract, or if you anticipate retaining the contract for a significant time beyond the surrender charge period.

This product is not available in all states.

SMRU # 00317666 CV

MAINSTAY ELITE VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- IV
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003               INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares           5/1/02       6/7/04
Calvert Social Balanced                                         9/2/86       6/7/04
Colonial Small Cap Value Fund -- Class B Shares                 6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares                12/29/00       6/7/04
Fidelity(R) VIP Contrafund(R) -- Service Class 2               1/12/00       6/7/04
Fidelity(R) VIP Equity-Income -- Service Class 2               1/12/00       6/7/04
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       6/7/04
Janus Aspen Series Balanced -- Service Shares                 12/31/99       6/7/04
Janus Aspen Series Worldwide Growth -- Service Shares         12/31/99       6/7/04
MainStay VP Balanced -- Service Class                           5/2/05       5/2/05
MainStay VP Basic Value -- Service Class                        6/2/03       6/7/04
MainStay VP Bond -- Service Class                               6/2/03       6/7/04
MainStay VP Capital Appreciation -- Service Class               6/2/03       6/7/04
MainStay VP Cash Management(4) -- Current 7-day yield is
 3.87%                                                         1/29/93       6/7/04
MainStay VP Common Stock -- Service Class                       6/2/03       6/7/04
MainStay VP Convertible -- Service Class                        6/2/03       6/7/04
MainStay VP Developing Growth -- Service Class                  6/2/03       6/7/04
MainStay VP Floating Rate -- Service Class                      5/2/05       5/2/05
MainStay VP Government -- Service Class                         6/2/03       6/7/04
MainStay VP High Yield Corporate Bond -- Service Class          6/2/03       6/7/04
MainStay VP Income & Growth -- Service Class                    6/2/03       6/7/04
MainStay VP International Equity -- Service Class               6/2/03       6/7/04
MainStay VP Large Cap Growth -- Service Class (formerly
 MainStay VP Growth)                                            6/2/03       6/7/04
MainStay VP Mid Cap Core -- Service Class                       6/2/03       6/7/04
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       6/7/04
MainStay VP Mid Cap Value -- Service Class                      6/2/03       6/7/04
MainStay VP S&P 500(5) Index -- Service Class                   6/2/03       6/7/04
MainStay VP Small Cap Growth -- Service Class                   6/2/03       6/7/04
MainStay VP Total Return -- Service Class                       6/2/03       6/7/04
MainStay VP Value -- Service Class                              6/2/03       6/7/04
MFS(R) Investors Trust Series -- Service Class                  5/1/00       6/7/04
MFS(R) Research Series -- Service Class                         5/1/00       6/7/04
MFS(R) Utilities Series -- Service Class                        5/1/00       6/7/04
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       6/7/04
Royce Micro-Cap Portfolio                                     12/27/96       5/2/05
Royce Small-Cap Portfolio                                     12/27/96       5/2/05
T. Rowe Price Equity Income Portfolio -- II                    4/30/02       6/7/04
Van Eck Worldwide Hard Assets                                   9/1/89       6/7/04
Van Kampen UIF Emerging Markets Equity -- Class II             1/10/03       6/7/04
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       6/7/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                               appear in parentheses

                                                                              ASSUMING NO SURRENDER(%)(2)
                                                                                                                 SINCE
                                                                                                               INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                 1        1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          MONTH   YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares         (0.72)   16.59     24.58       N/A       N/A        20.04
Calvert Social Balanced                                       0.34      5.65     10.92      2.21      6.67         8.04
Colonial Small Cap Value Fund -- Class B Shares               (0.95)    5.47     21.64     13.03       N/A         7.60
Dreyfus IP Technology Growth -- Service Shares                0.34      3.48     16.03     (8.87)      N/A         6.80
Fidelity(R) VIP Contrafund(R) -- Service Class 2              1.35     16.65     19.86      6.38     11.91        19.25
Fidelity(R) VIP Equity-Income -- Service Class 2              0.48      5.57     15.15      3.69      8.44        11.61
Fidelity(R) VIP Mid Cap -- Service Class 2                    3.09     18.02     26.70     12.04       N/A        26.67
Janus Aspen Series Balanced -- Service Shares                 1.33      7.66      9.86      3.31       N/A        10.03
Janus Aspen Series Worldwide Growth -- Service Shares         2.63      5.57     10.92     (4.74)      N/A         7.81
MainStay VP Balanced -- Service Class                         0.87       N/A       N/A       N/A       N/A         4.87
MainStay VP Basic Value -- Service Class                      0.74      5.21     14.26      1.80       N/A        10.77
MainStay VP Bond -- Service Class                             0.95      1.89      3.33      5.60      5.52         3.18
MainStay VP Capital Appreciation -- Service Class             (0.01)    8.10     12.47     (5.54)     5.34        10.11
MainStay VP Cash Management(4) -- Current 7-day yield is
 3.87%                                                        0.55      2.96      1.49      1.93      3.59         1.76
MainStay VP Common Stock -- Service Class                     0.24      7.39     14.41     (1.32)     8.79        13.27
MainStay VP Convertible -- Service Class                      0.90      6.32     11.12      4.23       N/A         9.34
MainStay VP Developing Growth -- Service Class                1.02     11.72     17.69      1.31       N/A        11.49
MainStay VP Floating Rate -- Service Class                    0.46       N/A       N/A       N/A       N/A         1.92
MainStay VP Government -- Service Class                       0.93      2.08      2.26      4.50      5.18         2.65
MainStay VP High Yield Corporate Bond -- Service Class        0.91      2.66     16.23     10.85      9.10        10.00
MainStay VP Income & Growth -- Service Class                  (0.42)    4.47     14.66      2.01       N/A        11.07
MainStay VP International Equity -- Service Class             3.90      7.74     17.82      5.99      7.09        17.40
MainStay VP Large Cap Growth -- Service Class (formerly
 MainStay VP Growth)                                          (0.03)    4.10      9.02     (5.04)      N/A         2.95
MainStay VP Mid Cap Core -- Service Class                     1.67     15.57     23.95       N/A       N/A        20.29
MainStay VP Mid Cap Growth -- Service Class                   1.00     16.80     27.31       N/A       N/A        24.05
MainStay VP Mid Cap Value -- Service Class                    1.44      5.43     16.72       N/A       N/A        16.00
MainStay VP S&P 500(5) Index -- Service Class                 0.14      4.47     13.77      0.03      8.51        11.40
MainStay VP Small Cap Growth -- Service Class                 0.09      3.81     16.99       N/A       N/A        12.68
MainStay VP Total Return -- Service Class                     0.27      6.19     10.39     (0.05)     6.34         8.49
MainStay VP Value -- Service Class                            (0.19)    5.96     14.33      3.35      7.57        13.55
MFS(R) Investors Trust Series -- Service Class                1.21      7.02     13.16     (0.84)      N/A        10.98
MFS(R) Research Series -- Service Class                       1.11      7.57     15.63     (1.76)      N/A        13.26
MFS(R) Utilities Series -- Service Class                      1.99     16.57     27.08      3.63       N/A        30.03
Neuberger Berman AMT Mid-Cap Growth -- Class S                1.16     13.42       N/A       N/A       N/A        19.96
Royce Micro-Cap Portfolio                                     2.27     11.61     23.75     16.46       N/A        22.59
Royce Small-Cap Portfolio                                     (0.34)    9.66     24.58     15.05       N/A        12.78
T. Rowe Price Equity Income Portfolio -- II                   0.03      3.69     14.16       N/A       N/A        13.67
Van Eck Worldwide Hard Assets                                 6.49     51.67     39.73     18.87      9.88        41.91
Van Kampen UIF Emerging Markets Equity -- Class II            5.15     33.76       N/A       N/A       N/A        34.06
Victory VIF Diversified Stock -- Class A Shares               1.02      8.75     16.92      3.63       N/A        12.47
------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                  1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares           8.59     22.83       N/A       N/A        17.18
Calvert Social Balanced                                        (1.96)     8.71      1.09      6.67         4.60
Colonial Small Cap Value Fund -- Class B Shares                (2.13)    19.81     12.29       N/A         0.46
Dreyfus IP Technology Growth -- Service Shares                 (3.97)    14.02     (9.87)      N/A         3.47
Fidelity(R) VIP Contrafund(R) -- Service Class 2                8.65     17.98      5.43     11.91        16.37
Fidelity(R) VIP Equity-Income -- Service Class 2               (2.03)    13.10      2.64      8.44         8.40
Fidelity(R) VIP Mid Cap -- Service Class 2                     10.02     25.02     11.27       N/A        24.00
Janus Aspen Series Balanced -- Service Shares                  (0.09)     7.60      2.23       N/A         6.82
Janus Aspen Series Worldwide Growth -- Service Shares          (2.03)     8.71     (5.79)      N/A         4.47
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A       N/A        (2.68)
MainStay VP Basic Value -- Service Class                       (2.37)    12.18      0.68       N/A         7.45
MainStay VP Bond -- Service Class                              (5.44)     0.78      4.61      5.52        (0.21)
MainStay VP Capital Appreciation -- Service Class               0.32     10.33     (6.59)     5.34         6.91
MainStay VP Cash Management(4) -- Current 7-day yield is
 3.87%                                                         (4.45)    (1.01)     0.80      3.59        (1.59)
MainStay VP Common Stock -- Service Class                      (0.34)    12.34     (2.41)     8.79        10.19
MainStay VP Convertible -- Service Class                       (1.34)     8.92      3.19       N/A         6.11
MainStay VP Developing Growth -- Service Class                  3.72     15.73      0.19       N/A         8.34
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A       N/A        (5.42)
MainStay VP Government -- Service Class                        (5.27)    (0.26)     3.48      5.18        (0.72)
MainStay VP High Yield Corporate Bond -- Service Class         (4.73)    14.23     10.04      9.10         6.80
MainStay VP Income & Growth -- Service Class                   (3.05)    12.59      0.88       N/A         7.80
MainStay VP International Equity -- Service Class              (0.02)    15.87      5.02      7.09        14.46
MainStay VP Large Cap Growth -- Service Class (formerly
 MainStay VP Growth)                                           (3.40)     6.73     (6.08)      N/A        (0.46)
MainStay VP Mid Cap Core -- Service Class                       7.57     22.18       N/A       N/A        17.39
MainStay VP Mid Cap Growth -- Service Class                     8.80     25.64       N/A       N/A        21.31
MainStay VP Mid Cap Value -- Service Class                     (2.17)    14.73       N/A       N/A        13.01
MainStay VP S&P 500(5) Index -- Service Class                  (3.05)    11.67     (1.07)     8.51         8.25
MainStay VP Small Cap Growth -- Service Class                  (3.67)    15.01       N/A       N/A         9.57
MainStay VP Total Return -- Service Class                      (1.46)     8.15     (1.16)     6.34         5.23
MainStay VP Value -- Service Class                             (1.66)    12.26      2.27      7.57        10.48
MFS(R) Investors Trust Series -- Service Class                 (0.68)    11.04     (1.94)      N/A         7.76
MFS(R) Research Series -- Service Class                        (0.17)    13.60     (2.85)      N/A        10.12
MFS(R) Utilities Series -- Service Class                        8.57     25.40      2.57       N/A        25.81
Neuberger Berman AMT Mid-Cap Growth -- Class S                  5.42       N/A       N/A       N/A        15.50
Royce Micro-Cap Portfolio                                       3.61     21.99     15.80       N/A        14.59
Royce Small-Cap Portfolio                                       1.76     22.83     14.36       N/A         4.78
T. Rowe Price Equity Income Portfolio -- II                    (3.77)    12.07       N/A       N/A        10.60
Van Eck Worldwide Hard Assets                                  43.67     38.35     18.26      9.88        39.44
Van Kampen UIF Emerging Markets Equity -- Class II             25.76       N/A       N/A       N/A        31.58
Victory VIF Diversified Stock -- Class A Shares                 0.92     14.93      2.57       N/A         7.93
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.MAINSTAYANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED. A POLICY SERVICE FEE OF $30 IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM CDSC UNDER THE POLICY. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 3% (OR 2% FOR SINGLE PREMIUM POLICIES) BY THE 8TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE MAINSTAY ELITE VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.MAINSTAYANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

MAINSTAY ELITE VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- IV
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005

(1) The MainStay Elite Variable Annuity was first offered for sale on June 7, 2004. All of the Portfolios existed prior to that date. The hypothetical performance has been modified to reflect Fund annual expenses as if the policy had been available during the periods shown. The MainStay Elite Variable Annuity differs from many other variable annuity policies in that the Mortality and Expense Risk and Administrative Costs Charge (M&E) is calculated as a percentage of your Adjusted Premium Payments under the policy (excluding premiums allocated to the Fixed Account), rather than as a percentage of Separate Account assets. Therefore, the 1.70% M&E charge is not reflected in the performance of the Investment Divisions, but will be deducted quarterly by reducing the number of Accumulation Units in the Investment Divisions you have selected. Since market performance is reflected through fluctuations in the value of the Accumulation Unit, owning fewer Accumulation Units over time will result in a gradual reduction in the value of the Policy, regardless of market performance, when compared to the result of a traditional charge structure. Please refer to your prospectus for more details. The MainStay Elite Variable Annuity invests in NYLIAC Variable Annuity Separate Account IV.

    The performance shown is for the indicated classes/shares only. These classes/shares impose a 12b-1 fee (except Calvert Social Balanced, MainStay VP Cash Management, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio and Van Eck Worldwide Hard Assets). Performance for these classes/shares may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

(2) Assumes no deduction for contingent deferred sales charge.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2005 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500 Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase any index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

Product not available in all states.

SMRU # 00317666 CV

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2005

                                                                               MAINSTAY VP
                                                               MAINSTAY VP        BASIC        MAINSTAY VP
                                                               BALANCED--        VALUE--         BOND--
                                                              SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
                                                              ---------------------------------------------
ASSETS:
  Investment at net asset value.............................   $13,429,615     $4,377,063      $13,721,241
  Dividends due and accrued.................................        15,798             --               --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................       152,193          8,618           28,957
                                                               -----------     ----------      -----------
      Total net assets......................................   $13,597,606     $4,385,681      $13,750,198
                                                               ===========     ==========      ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................   $13,597,606     $4,385,681      $13,750,198
                                                               ===========     ==========      ===========
    Variable accumulation unit value........................   $     10.49     $    12.49      $     10.72
                                                               ===========     ==========      ===========
Identified Cost of Investment...............................   $13,379,005     $4,091,117      $14,086,324
                                                               ===========     ==========      ===========

                                                               MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
                                                                INCOME &      INTERNATIONAL     LARGE CAP
                                                                GROWTH--        EQUITY--        GROWTH--
                                                              SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
                                                              ---------------------------------------------
ASSETS:
  Investment at net asset value.............................   $5,076,187      $19,553,441     $3,297,912
  Dividends due and accrued.................................           --               --             --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................       (2,516)         184,240         85,423
                                                               ----------      -----------     ----------
      Total net assets......................................   $5,073,671      $19,737,681     $3,383,335
                                                               ==========      ===========     ==========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................   $5,073,671      $19,737,681     $3,383,335
                                                               ==========      ===========     ==========
    Variable accumulation unit value........................   $    12.60      $     14.36     $    10.67
                                                               ==========      ===========     ==========
Identified Cost of Investment...............................   $4,850,791      $18,807,333     $3,080,213
                                                               ==========      ===========     ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                                                                                                                    MAINSTAY VP
     MAINSTAY VP                    MAINSTAY VP                     MAINSTAY VP     MAINSTAY VP                     HIGH YIELD
       CAPITAL       MAINSTAY VP      COMMON        MAINSTAY VP     DEVELOPING       FLOATING       MAINSTAY VP      CORPORATE
    APPRECIATION--      CASH          STOCK--      CONVERTIBLE--     GROWTH--         RATE--       GOVERNMENT--       BOND--
    SERVICE CLASS    MANAGEMENT    SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------------------------
      $6,867,845     $10,200,771    $5,517,749      $13,967,739     $4,553,175      $9,397,944      $8,559,304      $48,346,114
              --         54,309             --               --             --          39,289              --               --
            (583)        25,906         35,707           29,746         19,824          71,504          18,455          346,334
      ----------     -----------    ----------      -----------     ----------      ----------      ----------      -----------
      $6,867,262     $10,280,986    $5,553,456      $13,997,485     $4,572,999      $9,508,737      $8,577,759      $48,692,448
      ==========     ===========    ==========      ===========     ==========      ==========      ==========      ===========
      $6,867,262     $10,280,986    $5,553,456      $13,997,485     $4,572,999      $9,508,737      $8,577,759      $48,692,448
      ==========     ===========    ==========      ===========     ==========      ==========      ==========      ===========
      $    12.43     $     1.04     $    13.25      $     12.23     $    12.78      $    10.19      $    10.60      $     12.40
      ==========     ===========    ==========      ===========     ==========      ==========      ==========      ===========
      $6,185,190     $10,200,520    $5,157,689      $13,089,893     $3,945,638      $9,415,451      $8,768,040      $49,881,641
      ==========     ===========    ==========      ===========     ==========      ==========      ==========      ===========

                                                                                                                         ALGER
     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP                        AMERICAN
       MID CAP         MID CAP         MID CAP         S&P 500        SMALL CAP         TOTAL        MAINSTAY VP         SMALL
       CORE--         GROWTH--         VALUE--         INDEX--        GROWTH--        RETURN--         VALUE--      CAPITALIZATION--
    SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS    CLASS S SHARES
    -------------------------------------------------------------------------------------------------------------------------------
     $15,327,312     $22,783,912     $23,250,822     $29,890,474     $12,649,845     $5,851,292      $10,398,722      $ 9,355,085
              --              --              --              --              --             --               --               --
         148,553         231,807          77,999          59,542         161,107          3,938            1,734           68,998
     -----------     -----------     -----------     -----------     -----------     ----------      -----------      -----------
     $15,475,865     $23,015,719     $23,328,821     $29,950,016     $12,810,952     $5,855,230      $10,400,456      $ 9,424,083
     ===========     ===========     ===========     ===========     ===========     ==========      ===========      ===========
     $15,475,865     $23,015,719     $23,328,821     $29,950,016     $12,810,952     $5,855,230      $10,400,456      $ 9,424,083
     ===========     ===========     ===========     ===========     ===========     ==========      ===========      ===========
     $     15.10     $     16.26     $     13.98     $     12.76     $     13.09     $    12.02      $     13.32      $     15.10
     ===========     ===========     ===========     ===========     ===========     ==========      ===========      ===========
     $14,871,133     $19,183,054     $22,841,538     $28,153,734     $11,824,750     $5,537,538      $ 9,684,259      $ 8,025,699
     ===========     ===========     ===========     ===========     ===========     ==========      ===========      ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005

                                                                             COLONIAL
                                                                             SMALL CAP     DREYFUS IP
                                                                            VALUE FUND,    TECHNOLOGY
                                                               CALVERT       VARIABLE       GROWTH--
                                                                SOCIAL       SERIES--       SERVICE
                                                               BALANCED       CLASS B        SHARES
                                                              ---------------------------------------
ASSETS:
  Investment at net asset value.............................  $2,169,891    $4,455,559     $4,820,491
  Dividends due and accrued.................................          --            --             --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................       4,545        54,654         25,816
                                                              ----------    ----------     ----------
      Total net assets......................................  $2,174,436    $4,510,213     $4,846,307
                                                              ==========    ==========     ==========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................  $2,174,436    $4,510,213     $4,846,307
                                                              ==========    ==========     ==========
    Variable accumulation unit value........................  $    11.83    $    10.83     $    11.60
                                                              ==========    ==========     ==========
Identified Cost of Investment...............................  $2,083,374    $4,254,367     $4,460,774
                                                              ==========    ==========     ==========

                                                                                           NEUBERGER
                                                                MFS(R)        MFS(R)         BERMAN
                                                               RESEARCH      UTILITIES        AMT
                                                               SERIES--      SERIES--       MID-CAP
                                                               SERVICE        SERVICE       GROWTH--
                                                                CLASS          CLASS        CLASS S
                                                              ---------------------------------------
ASSETS:
  Investment at net asset value.............................  $1,663,778    $23,885,934    $1,792,484
  Dividends due and accrued.................................          --            --             --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................         (67)      197,286         33,092
                                                              ----------    -----------    ----------
      Total net assets......................................  $1,663,711    $24,083,220    $1,825,576
                                                              ==========    ===========    ==========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................  $1,663,711    $24,083,220    $1,825,576
                                                              ==========    ===========    ==========
    Variable accumulation unit value........................  $    13.20    $    15.32     $    13.43
                                                              ==========    ===========    ==========
Identified Cost of Investment...............................  $1,511,435    $22,109,818    $1,585,708
                                                              ==========    ===========    ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                         FIDELITY(R)                                          JANUS ASPEN
      FIDELITY(R)            VIP            FIDELITY(R)      JANUS ASPEN         SERIES           MFS(R)
          VIP              EQUITY-              VIP             SERIES         WORLDWIDE        INVESTORS
    CONTRAFUND(R)--        INCOME--          MID CAP--        BALANCED--        GROWTH--      TRUST SERIES--
    SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2   SERVICE SHARES   SERVICE SHARES   SERVICE CLASS
    --------------------------------------------------------------------------------------------------------
      $36,136,231        $15,915,698        $21,835,052      $10,809,389       $4,184,836       $1,143,537
               --                 --                 --               --               --               --
          241,009             53,091             46,903           19,423              529            1,510
      -----------        -----------        -----------      -----------       ----------       ----------
      $36,377,240        $15,968,789        $21,881,955      $10,828,812       $4,185,365       $1,145,047
      ===========        ===========        ===========      ===========       ==========       ==========
      $36,377,240        $15,968,789        $21,881,955      $10,828,812       $4,185,365       $1,145,047
      ===========        ===========        ===========      ===========       ==========       ==========
      $     14.88        $     12.76        $     17.05      $     12.41       $    11.83       $    12.61
      ===========        ===========        ===========      ===========       ==========       ==========
      $31,529,333        $15,027,429        $18,515,367      $10,114,336       $3,895,631       $1,039,101
      ===========        ===========        ===========      ===========       ==========       ==========

                                                                     VAN KAMPEN
                                 T. ROWE                                UIF             VICTORY
                                  PRICE            VAN ECK            EMERGING            VIF
      ROYCE        ROYCE          EQUITY          WORLDWIDE           MARKETS         DIVERSIFIED
    MICRO-CAP    SMALL-CAP        INCOME             HARD             EQUITY--          STOCK--
    PORTFOLIO    PORTFOLIO    PORTFOLIO--II         ASSETS            CLASS II       CLASS A SHARES
    -----------------------------------------------------------------------------------------------
    $1,645,509   $2,882,669    $27,195,136       $20,136,344        $10,193,133        $2,431,064
           --           --              --                --                 --                --
       34,483       39,308         154,409           166,494            166,591            22,365
    ----------   ----------    -----------       -----------        -----------        ----------
    $1,679,992   $2,921,977    $27,349,545       $20,302,838        $10,359,724        $2,453,429
    ==========   ==========    ===========       ===========        ===========        ==========
    $1,679,992   $2,921,977    $27,349,545       $20,302,838        $10,359,724        $2,453,429
    ==========   ==========    ===========       ===========        ===========        ==========
    $   12.26    $   11.30     $     13.35       $     21.39        $     19.37        $    12.14
    ==========   ==========    ===========       ===========        ===========        ==========
    $1,565,254   $2,851,892    $27,031,611       $15,881,343        $ 8,012,332        $2,254,860
    ==========   ==========    ===========       ===========        ===========        ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2005

                                                                                  MAINSTAY VP
                                                                MAINSTAY VP          BASIC        MAINSTAY VP
                                                                 BALANCED--         VALUE--         BOND--
                                                              SERVICE CLASS(A)   SERVICE CLASS   SERVICE CLASS
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................      $ 95,085         $  32,357       $ 417,715
  Mortality and expense risk charges........................       (56,932)          (45,631)       (143,713)
                                                                  --------         ---------       ---------
      Net investment income (loss)..........................        38,153           (13,274)        274,002
                                                                  --------         ---------       ---------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................        29,768           400,667         617,220
  Cost of investments sold..................................       (28,489)         (366,148)       (640,245)
                                                                  --------         ---------       ---------
      Net realized gain (loss) on investments...............         1,279            34,519         (23,025)
  Realized gain distribution received.......................        50,253            44,775              --
  Change in unrealized appreciation (depreciation) on
    investments.............................................        50,610            93,807        (196,993)
                                                                  --------         ---------       ---------
      Net gain (loss) on investments........................       102,142           173,101        (220,018)
                                                                  --------         ---------       ---------
        Net increase (decrease) in net assets resulting
          from operations...................................      $140,295         $ 159,827       $  53,984
                                                                  ========         =========       =========

                                                                MAINSTAY VP       MAINSTAY VP     MAINSTAY VP
                                                                  INCOME &       INTERNATIONAL     LARGE CAP
                                                                  GROWTH--         EQUITY--        GROWTH--
                                                               SERVICE CLASS     SERVICE CLASS   SERVICE CLASS
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................     $  49,865        $  284,960       $      --
  Mortality and expense risk charges........................       (45,283)         (159,107)        (33,147)
                                                                 ---------        ----------       ---------
      Net investment income (loss)..........................         4,582           125,853         (33,147)
                                                                 ---------        ----------       ---------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       179,676           131,885         289,369
  Cost of investments sold..................................      (159,534)         (104,156)       (309,001)
                                                                 ---------        ----------       ---------
      Net realized gain (loss) on investments...............        20,142            27,729         (19,632)
  Realized gain distribution received.......................            --           773,447              --
  Change in unrealized appreciation (depreciation) on
    investments.............................................       111,912            21,003         158,573
                                                                 ---------        ----------       ---------
      Net gain (loss) on investments........................       132,054           822,179         138,941
                                                                 ---------        ----------       ---------
        Net increase (decrease) in net assets resulting
          from operations...................................     $ 136,636        $  948,032       $ 105,794
                                                                 =========        ==========       =========

(a) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.

(b) For the period May 2, 2005 (Commencement of Operations) through December 31, 2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                                                                                                                        MAINSTAY VP
     MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP      MAINSTAY VP                       HIGH YIELD
       CAPITAL       MAINSTAY VP       COMMON        MAINSTAY VP     DEVELOPING         FLOATING        MAINSTAY VP      CORPORATE
    APPRECIATION--       CASH          STOCK--      CONVERTIBLE--     GROWTH--           RATE--        GOVERNMENT--       BOND--
    SERVICE CLASS     MANAGEMENT    SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS(B)   SERVICE CLASS   SERVICE CLASS
    -------------------------------------------------------------------------------------------------------------------------------
      $      --      $   239,146      $  44,525       $ 185,534       $      --        $ 127,549         $ 256,450      $2,755,866
        (72,376)        (108,633)       (47,315)       (143,671)        (41,951)         (44,375)          (86,124)       (471,251)
      ---------      ------------     ---------       ---------       ---------        ---------         ---------      ----------
        (72,376)         130,513         (2,790)         41,863         (41,951)          83,174           170,326       2,284,615
      ---------      ------------     ---------       ---------       ---------        ---------         ---------      ----------
        607,652       12,642,650        137,989         515,714         294,645          409,568           590,131         907,297
       (577,379)     (12,642,738)      (120,849)       (480,022)       (283,896)        (410,559)         (601,738)       (888,672)
      ---------      ------------     ---------       ---------       ---------        ---------         ---------      ----------
         30,273              (88)        17,140          35,692          10,749             (991)          (11,607)         18,625
             --               --         64,521              --              --               --                --              --
        451,080              295        187,844         590,518         419,315          (17,507)         (122,386)     (1,582,593)
      ---------      ------------     ---------       ---------       ---------        ---------         ---------      ----------
        481,353              207        269,505         626,210         430,064          (18,498)         (133,993)     (1,563,968)
      ---------      ------------     ---------       ---------       ---------        ---------         ---------      ----------
      $ 408,977      $   130,720      $ 266,715       $ 668,073       $ 388,113        $  64,676         $  36,333      $  720,647
      =========      ============     =========       =========       =========        =========         =========      ==========

                                                                                                                         ALGER
     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP                        AMERICAN
       MID CAP         MID CAP         MID CAP         S&P 500        SMALL CAP         TOTAL        MAINSTAY VP         SMALL
       CORE--         GROWTH--         VALUE--         INDEX--        GROWTH--        RETURN--         VALUE--      CAPITALIZATION--
    SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS    CLASS S SHARES
    -------------------------------------------------------------------------------------------------------------------------------
     $   52,746      $       --      $  130,672       $ 296,992       $      --       $  77,498       $ 104,251        $       --
       (115,243)       (176,849)       (203,391)       (284,614)       (120,801)        (60,521)        (99,706)          (73,911)
     ----------      ----------      ----------       ---------       ---------       ---------       ---------        ----------
        (62,497)       (176,849)        (72,719)         12,378        (120,801)         16,977           4,545           (73,911)
     ----------      ----------      ----------       ---------       ---------       ---------       ---------        ----------
        159,903         330,302         291,812         570,646         165,882         389,740         211,600           330,732
       (122,771)       (235,722)       (227,860)       (494,649)       (146,225)       (365,797)       (179,486)         (277,933)
     ----------      ----------      ----------       ---------       ---------       ---------       ---------        ----------
         37,132          94,580          63,952          75,997          19,657          23,943          32,114            52,799
      1,422,525          10,252       1,053,770              --         217,647              --              --                --
        (87,953)      2,307,687        (311,921)        838,327         215,284         194,418         341,248           981,204
     ----------      ----------      ----------       ---------       ---------       ---------       ---------        ----------
      1,371,704       2,412,519         805,801         914,324         452,588         218,361         373,362         1,034,003
     ----------      ----------      ----------       ---------       ---------       ---------       ---------        ----------
     $1,309,207      $2,235,670      $  733,082       $ 926,702       $ 331,787       $ 235,338       $ 377,907        $  960,092
     ==========      ==========      ==========       =========       =========       =========       =========        ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2005

                                                                                  COLONIAL
                                                                                 SMALL CAP
                                                                                VALUE FUND,       DREYFUS IP
                                                                 CALVERT          VARIABLE        TECHNOLOGY
                                                                  SOCIAL          SERIES--         GROWTH--
                                                                 BALANCED         CLASS B       SERVICE SHARES
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................    $  37,572         $     --        $      --
  Mortality and expense risk charges........................      (23,484)         (28,929)         (52,420)
                                                                ---------         --------        ---------
      Net investment income (loss)..........................       14,088          (28,929)         (52,420)
                                                                ---------         --------        ---------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      235,876           37,858          592,736
  Cost of investments sold..................................     (224,115)         (37,743)        (638,101)
                                                                ---------         --------        ---------
      Net realized gain (loss) on investments...............       11,761              115          (45,365)
  Realized gain distribution received.......................           --            5,357               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................       49,572          201,057          237,724
                                                                ---------         --------        ---------
      Net gain (loss) on investments........................       61,333          206,529          192,359
                                                                ---------         --------        ---------
        Net increase (decrease) in net assets resulting from
          operations........................................    $  75,421         $177,600        $ 139,939
                                                                =========         ========        =========

                                                                                                  NEUBERGER
                                                                                                    BERMAN
                                                                  MFS(R)           MFS(R)            AMT
                                                                 RESEARCH        UTILITIES         MID-CAP
                                                                 SERIES--         SERIES--         GROWTH--
                                                              SERVICE CLASS    SERVICE CLASS       CLASS S
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................     $  2,901        $   35,347        $     --
  Mortality and expense risk charges........................      (14,720)         (158,101)        (14,325)
                                                                 --------        ----------        --------
      Net investment income (loss)..........................      (11,819)         (122,754)        (14,325)
                                                                 --------        ----------        --------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       62,775           315,013          92,401
  Cost of investments sold..................................      (56,534)         (227,495)        (80,693)
                                                                 --------        ----------        --------
      Net realized gain (loss) on investments...............        6,241            87,518          11,708
  Realized gain distribution received.......................           --                --              --
  Change in unrealized appreciation (depreciation) on
    investments.............................................       91,688         1,588,228         163,072
                                                                 --------        ----------        --------
      Net gain (loss) on investments........................       97,929         1,675,746         174,780
                                                                 --------        ----------        --------
        Net increase (decrease) in net assets resulting from
          operations........................................     $ 86,110        $1,552,992        $160,455
                                                                 ========        ==========        ========

(a) For the period May 2, 2005 (Commencement of Operations) through December 31, 2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                                                                                 JANUS ASPEN
      FIDELITY(R)          FIDELITY(R)       FIDELITY(R)       JANUS ASPEN          SERIES           MFS(R)
          VIP                  VIP               VIP              SERIES          WORLDWIDE        INVESTORS
    CONTRAFUND(R)--      EQUITY-INCOME--      MID CAP--         BALANCED--         GROWTH--      TRUST SERIES--
    SERVICE CLASS 2      SERVICE CLASS 2   SERVICE CLASS 2    SERVICE SHARES    SERVICE SHARES   SERVICE CLASS
  -------------------------------------------------------------------------------------------------------------
<S
       $   15,652            $ 107,108       $       --         $ 184,215         $  42,114         $  2,332
         (272,900)            (144,993)        (167,981)         (101,823)          (41,612)         (10,746)
       ----------            ---------       ----------         ---------         ---------         --------
         (257,248)             (37,885)        (167,981)           82,392               502           (8,414)
       ----------            ---------       ----------         ---------         ---------         --------
          149,227              533,934          349,701           305,759           177,985           80,367
         (115,906)            (481,484)        (261,592)         (287,499)         (176,243)         (72,930)
       ----------            ---------       ----------         ---------         ---------         --------
           33,321               52,450           88,109            18,260             1,742            7,437
            2,236              264,795          130,918                --                --               --
        3,680,914              356,838        2,392,224           476,341           184,949           54,592
       ----------            ---------       ----------         ---------         ---------         --------
        3,716,471              674,083        2,611,251           494,601           186,691           62,029
       ----------            ---------       ----------         ---------         ---------         --------
       $3,459,223            $ 636,198       $2,443,270         $ 576,993         $ 187,193         $ 53,615
       ==========            =========       ==========         =========         =========         ========

                                                                                                     VAN KAMPEN
                                                                                                        UIF
                                                     T. ROWE PRICE             VAN ECK                EMERGING
           ROYCE                  ROYCE                  EQUITY               WORLDWIDE               MARKETS
         MICRO-CAP              SMALL-CAP                INCOME                  HARD                 EQUITY--
        PORTFOLIO(A)           PORTFOLIO(A)          PORTFOLIO--II              ASSETS                CLASS II
    ----------------------------------------------------------------------------------------------------------------
          $  6,681               $     --              $  276,880             $   10,849             $   18,001
            (6,891)               (12,141)               (243,090)              (112,436)               (63,877)
          --------               --------              ----------             ----------             ----------
              (210)               (12,141)                 33,790               (101,587)               (45,876)
          --------               --------              ----------             ----------             ----------
            19,549                 27,578                  29,455                189,713                 69,767
           (16,910)               (24,897)                (25,509)              (136,006)               (46,082)
          --------               --------              ----------             ----------             ----------
             2,639                  2,681                   3,946                 53,707                 23,685
            20,184                 24,771               1,141,236                     --                     --
            80,255                 30,776                (578,707)             4,010,331              1,776,071
          --------               --------              ----------             ----------             ----------
           103,078                 58,228                 566,475              4,064,038              1,799,756
          --------               --------              ----------             ----------             ----------
          $102,868               $ 46,087              $  600,265             $3,962,451             $1,753,880
          ========               ========              ==========             ==========             ==========


           VICTORY
             VIF
         DIVERSIFIED
           STOCK--
        CLASS A SHARES
     --------------------
          $   1,192
            (21,725)
          ---------
            (20,533)
          ---------
            258,940
           (225,673)
          ---------
             33,267
                 --
            135,120
          ---------
            168,387
          ---------
          $ 147,854
          =========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2005
and December 31, 2004

                                                      MAINSTAY VP          MAINSTAY VP               MAINSTAY VP
                                                      BALANCED--          BASIC VALUE--                 BOND--
                                                     SERVICE CLASS        SERVICE CLASS             SERVICE CLASS
                                                     -------------   -----------------------   ------------------------
                                                        2005(A)         2005         2004         2005          2004
                                                     ------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................   $    38,153    $  (13,274)  $   19,210   $   274,002   $  242,466
    Net realized gain (loss) on investments........         1,279        34,519       11,886       (23,025)      (8,654)
    Realized gain distribution received............        50,253        44,775           --            --       76,632
    Change in unrealized appreciation
      (depreciation) on investments................        50,610        93,807      180,674      (196,993)    (132,894)
                                                      -----------    ----------   ----------   -----------   ----------
      Net increase (decrease) in net assets
        resulting from operations..................       140,295       159,827      211,770        53,984      177,550
                                                      -----------    ----------   ----------   -----------   ----------
  Contributions and (Withdrawals):
    Payments received from policyowners............     6,944,428     1,196,229    1,386,385     4,245,741    4,479,913
    Policyowners' surrenders.......................       (57,658)     (109,859)     (45,127)     (258,567)     (62,943)
    Policyowners' annuity and death benefits.......            --       (41,657)          --        (5,922)     (46,378)
    Net transfers from (to) Fixed Account..........     5,258,512       622,645      664,960     2,538,057    1,747,743
    Transfers between Investment Divisions.........     1,312,029         9,068       21,679        37,086      183,169
                                                      -----------    ----------   ----------   -----------   ----------
      Net contributions and (withdrawals)..........    13,457,311     1,676,426    2,027,897     6,556,395    6,301,504
                                                      -----------    ----------   ----------   -----------   ----------
        Increase (decrease) in net assets..........    13,597,606     1,836,253    2,239,667     6,610,379    6,479,054
NET ASSETS:
    Beginning of year..............................            --     2,549,428      309,761     7,139,819      660,765
                                                      -----------    ----------   ----------   -----------   ----------
    End of year....................................   $13,597,606    $4,385,681   $2,549,428   $13,750,198   $7,139,819
                                                      ===========    ==========   ==========   ===========   ==========


                                                                                MAINSTAY VP
                                                           MAINSTAY VP            FLOATING            MAINSTAY VP
                                                       DEVELOPING GROWTH--         RATE--            GOVERNMENT--
                                                          SERVICE CLASS        SERVICE CLASS         SERVICE CLASS
                                                     -----------------------   --------------   -----------------------
                                                        2005         2004         2005(B)          2005         2004
                                                     ------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................  $  (41,951)  $       --     $   83,174     $  170,326   $  167,819
    Net realized gain (loss) on investments........      10,749           39           (991)       (11,607)      (3,994)
    Realized gain distribution received............          --           --             --             --           --
    Change in unrealized appreciation
      (depreciation) on investments................     419,315      188,086        (17,507)      (122,386)     (73,241)
                                                     ----------   ----------     ----------     ----------   ----------
      Net increase (decrease) in net assets
        resulting from operations..................     388,113      188,125         64,676         36,333       90,584
                                                     ----------   ----------     ----------     ----------   ----------
  Contributions and (Withdrawals):
    Payments received from policyowners............   1,251,695    1,724,862      4,908,431      2,305,998    2,706,021
    Policyowners' surrenders.......................     (39,753)      (9,265)       (16,448)      (118,290)     (54,241)
    Policyowners' annuity and death benefits.......      (2,066)          --             --         (2,142)          --
    Net transfers from (to) Fixed Account..........     336,425      434,706      3,115,283      1,803,664    1,056,903
    Transfers between Investment Divisions.........      20,518       87,562      1,436,795        316,609       57,852
                                                     ----------   ----------     ----------     ----------   ----------
      Net contributions and (withdrawals)..........   1,566,819    2,237,865      9,444,061      4,305,839    3,766,535
                                                     ----------   ----------     ----------     ----------   ----------
        Increase (decrease) in net assets..........   1,954,932    2,425,990      9,508,737      4,342,172    3,857,119
NET ASSETS:
    Beginning of year..............................   2,618,067      192,077             --      4,235,587      378,468
                                                     ----------   ----------     ----------     ----------   ----------
    End of year....................................  $4,572,999   $2,618,067     $9,508,737     $8,577,759   $4,235,587
                                                     ==========   ==========     ==========     ==========   ==========

(a) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.
(b) For the period May 2, 2005 (Commencement of Operations) through December 31, 2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

          MAINSTAY VP                MAINSTAY VP                 MAINSTAY VP               MAINSTAY VP
    CAPITAL APPRECIATION--               CASH                  COMMON STOCK--             CONVERTIBLE--
         SERVICE CLASS                MANAGEMENT                SERVICE CLASS             SERVICE CLASS
    -----------------------   --------------------------   -----------------------   ------------------------
       2005         2004          2005          2004          2005         2004         2005          2004
    ---------------------------------------------------------------------------------------------------------
    $  (72,376)  $    3,421   $    130,513   $    26,308   $   (2,790)  $   27,597   $    41,863   $  138,461
        30,273        5,774            (88)          (60)      17,140        3,528        35,692        7,314
            --           --             --            --       64,521           --            --           --
       451,080      210,540            295           (42)     187,844      161,554       590,518      274,186
    ----------   ----------   ------------   -----------   ----------   ----------   -----------   ----------
       408,977      219,735        130,720        26,206      266,715      192,679       668,073      419,961
    ----------   ----------   ------------   -----------   ----------   ----------   -----------   ----------
     1,617,566    3,126,108     18,024,715     7,375,797    1,851,117    1,407,340     2,805,374    3,860,620
      (181,473)     (76,655)      (177,412)     (134,546)     (86,256)     (39,038)     (385,031)    (118,998)
       (21,432)          --       (105,937)      (45,782)      (1,076)          --       (26,888)     (50,688)
       750,196      897,251      1,295,524       626,753    1,143,788      450,129     2,980,950    2,943,093
      (424,880)    (100,979)   (13,404,017)   (4,379,509)       3,992       43,271      (140,220)      48,647
    ----------   ----------   ------------   -----------   ----------   ----------   -----------   ----------
     1,739,977    3,845,725      5,632,873     3,442,713    2,911,565    1,861,702     5,234,185    6,682,674
    ----------   ----------   ------------   -----------   ----------   ----------   -----------   ----------
     2,148,954    4,065,460      5,763,593     3,468,919    3,178,280    2,054,381     5,902,258    7,102,635
     4,718,308      652,848      4,517,393     1,048,474    2,375,176      320,795     8,095,227      992,592
    ----------   ----------   ------------   -----------   ----------   ----------   -----------   ----------
    $6,867,262   $4,718,308   $ 10,280,986   $ 4,517,393   $5,553,456   $2,375,176   $13,997,485   $8,095,227
    ==========   ==========   ============   ===========   ==========   ==========   ===========   ==========


           MAINSTAY VP                                          MAINSTAY VP                MAINSTAY VP
           HIGH YIELD                 MAINSTAY VP              INTERNATIONAL                LARGE CAP
        CORPORATE BOND--           INCOME & GROWTH--              EQUITY--                  GROWTH--
          SERVICE CLASS              SERVICE CLASS             SERVICE CLASS              SERVICE CLASS
    -------------------------   -----------------------   ------------------------   -----------------------
       2005          2004          2005         2004         2005          2004         2005         2004
    --------------------------------------------------------------------------------------------------------
    $ 2,284,615   $ 1,388,860   $    4,582   $   28,667   $   125,853   $   47,447   $  (33,147)  $      733
         18,625        15,838       20,142        6,007        27,729        5,515      (19,632)      (8,910)
             --            --           --           --       773,447           --           --           --
     (1,582,593)      156,499      111,912      107,559        21,003      704,494      158,573       49,429
    -----------   -----------   ----------   ----------   -----------   ----------   ----------   ----------
        720,647     1,561,197      136,636      142,233       948,032      757,456      105,794       41,252
    -----------   -----------   ----------   ----------   -----------   ----------   ----------   ----------
     18,532,383    13,017,058    1,810,495    1,013,598     7,623,572    3,633,324    1,063,088    1,222,151
     (1,081,296)     (323,517)     (48,062)     (29,218)     (214,747)     (51,147)     (98,857)     (24,967)
       (129,989)      (83,253)     (28,107)          --       (21,020)          --       (9,377)          --
     12,237,224     5,056,549    1,377,030      618,249     4,450,003    1,246,083      604,372      398,470
     (3,128,074)     (656,329)     (77,961)      24,476       470,282      353,810     (208,965)     (29,700)
    -----------   -----------   ----------   ----------   -----------   ----------   ----------   ----------
     26,430,248    17,010,508    3,033,395    1,627,105    12,308,090    5,182,070    1,350,261    1,565,954
    -----------   -----------   ----------   ----------   -----------   ----------   ----------   ----------
     27,150,895    18,571,705    3,170,031    1,769,338    13,256,122    5,939,526    1,456,055    1,607,206
     21,541,553     2,969,848    1,903,640      134,302     6,481,559      542,033    1,927,280      320,074
    -----------   -----------   ----------   ----------   -----------   ----------   ----------   ----------
    $48,692,448   $21,541,553   $5,073,671   $1,903,640   $19,737,681   $6,481,559   $3,383,335   $1,927,280
    ===========   ===========   ==========   ==========   ===========   ==========   ==========   ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2005
and December 31, 2004

                                                             MAINSTAY VP                MAINSTAY VP
                                                            MID CAP CORE--            MID CAP GROWTH--
                                                            SERVICE CLASS              SERVICE CLASS
                                                       ------------------------   ------------------------
                                                          2005          2004         2005          2004
                                                       ---------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss)......................  $   (62,497)  $   14,965   $  (176,849)  $       --
   Net realized gain (loss) on investments...........       37,132        6,050        94,580        9,864
   Realized gain distribution received...............    1,422,525      101,812        10,252           --
   Change in unrealized appreciation (depreciation)
     on investments..................................      (87,953)     529,204     2,307,687    1,264,612
                                                       -----------   ----------   -----------   ----------
     Net increase (decrease) in net assets resulting
       from operations...............................    1,309,207      652,031     2,235,670    1,274,476
                                                       -----------   ----------   -----------   ----------
 Contributions and (Withdrawals):
   Payments received from policyowners...............    5,660,841    2,569,387     7,989,376    4,744,990
   Policyowners' surrenders..........................     (140,054)     (40,870)     (338,997)    (102,904)
   Policyowners' annuity and death benefits..........      (10,674)      (6,346)      (55,249)      (6,133)
   Net transfers from (to) Fixed Account.............    2,595,840    1,052,550     3,200,855    1,323,155
   Transfers between Investment Divisions............    1,095,012      257,002     1,337,740      411,276
                                                       -----------   ----------   -----------   ----------
     Net contributions and (withdrawals).............    9,200,965    3,831,723    12,133,725    6,370,384
                                                       -----------   ----------   -----------   ----------
       Increase (decrease) in net assets.............   10,510,172    4,483,754    14,369,395    7,644,860
NET ASSETS:
   Beginning of year.................................    4,965,693      481,939     8,646,324    1,001,464
                                                       -----------   ----------   -----------   ----------
   End of year.......................................  $15,475,865   $4,965,693   $23,015,719   $8,646,324
                                                       ===========   ==========   ===========   ==========

                                                              MAINSTAY VP
                                                            MID CAP VALUE--
                                                             SERVICE CLASS
                                                       -------------------------
                                                          2005          2004
                                                       -------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss)......................  $   (72,719)  $   51,002
   Net realized gain (loss) on investments...........       63,952        6,812
   Realized gain distribution received...............    1,053,770       69,353
   Change in unrealized appreciation (depreciation)
     on investments..................................     (311,921)     686,056
                                                       -----------   ----------
     Net increase (decrease) in net assets resulting
       from operations...............................      733,082      813,223
                                                       -----------   ----------
 Contributions and (Withdrawals):
   Payments received from policyowners...............    7,806,002    4,191,052
   Policyowners' surrenders..........................     (296,261)    (121,928)
   Policyowners' annuity and death benefits..........       (9,807)     (26,288)
   Net transfers from (to) Fixed Account.............    6,765,543    2,061,332
   Transfers between Investment Divisions............      241,340      440,137
                                                       -----------   ----------
     Net contributions and (withdrawals).............   14,506,817    6,544,305
                                                       -----------   ----------
       Increase (decrease) in net assets.............   15,239,899    7,357,528
NET ASSETS:
   Beginning of year.................................    8,088,922      731,394
                                                       -----------   ----------
   End of year.......................................  $23,328,821   $8,088,922
                                                       ===========   ==========

                                                                                                               COLONIAL
                                                                                                               SMALL CAP
                                                           ALGER AMERICAN                                     VALUE FUND,
                                                                SMALL                   CALVERT                VARIABLE
                                                          CAPITALIZATION--              SOCIAL                 SERIES--
                                                           CLASS S SHARES              BALANCED                 CLASS B
                                                       -----------------------   ---------------------   ---------------------
                                                          2005         2004         2005        2004        2005      2004(A)
                                                       -----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  (73,911)  $       --   $   14,088   $ 15,372   $  (28,929)  $    576
    Net realized gain (loss) on investments..........      52,799        6,998       11,761        413          115         --
    Realized gain distribution received..............          --           --           --         --        5,357      3,762
    Change in unrealized appreciation (depreciation)
      on investments.................................     981,204      343,615       49,572     36,818      201,057        134
                                                       ----------   ----------   ----------   --------   ----------   --------
      Net increase (decrease) in net assets resulting
        from
        operations...................................     960,092      350,613       75,421     52,603      177,600      4,472
                                                       ----------   ----------   ----------   --------   ----------   --------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   3,697,721    2,191,611      771,266    504,387    2,396,865    139,673
    Policyowners' surrenders.........................     (62,402)     (44,012)     (37,463)    (7,002)     (16,802)        --
    Policyowners' annuity and death benefits.........      (2,425)          --       (3,762)        --       (3,851)        --
    Net transfers from (to) Fixed Account............   1,072,766      589,643      622,868    339,307    1,485,065      1,004
    Transfers between Investment Divisions...........     322,295      172,296     (195,355)    23,512      264,125     62,062
                                                       ----------   ----------   ----------   --------   ----------   --------
      Net contributions and (withdrawals)............   5,027,955    2,909,538    1,157,554    860,204    4,125,402    202,739
                                                       ----------   ----------   ----------   --------   ----------   --------
        Increase (decrease) in net assets............   5,988,047    3,260,151    1,232,975    912,807    4,303,002    207,211
NET ASSETS:
    Beginning of year................................   3,436,036      175,885      941,461     28,654      207,211         --
                                                       ----------   ----------   ----------   --------   ----------   --------
    End of year......................................  $9,424,083   $3,436,036   $2,174,436   $941,461   $4,510,213   $207,211
                                                       ==========   ==========   ==========   ========   ==========   ========

(a) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                                      MAINSTAY VP
           MAINSTAY VP                 SMALL CAP                 MAINSTAY VP               MAINSTAY VP
         S&P 500 INDEX--                GROWTH--               TOTAL RETURN--                VALUE--
          SERVICE CLASS              SERVICE CLASS              SERVICE CLASS             SERVICE CLASS
    -------------------------   ------------------------   -----------------------   ------------------------
       2005          2004          2005          2004         2005         2004         2005          2004
    ---------------------------------------------------------------------------------------------------------
    $    12,378   $   191,592   $  (120,801)  $       --   $   16,977   $   52,615   $     4,545   $   51,824
         75,997         1,333        19,657       11,095       23,943        4,117        32,114        7,471
             --            --       217,647           --           --           --            --           --
        838,327       865,218       215,284      582,688      194,418      118,801       341,248      357,158
    -----------   -----------   -----------   ----------   ----------   ----------   -----------   ----------
        926,702     1,058,143       331,787      593,783      235,338      175,533       377,907      416,453
    -----------   -----------   -----------   ----------   ----------   ----------   -----------   ----------
     10,348,335     8,922,061     4,012,998    3,719,091    1,401,644    1,947,912     2,964,271    3,145,810
       (554,065)     (163,770)     (188,148)     (63,776)    (368,040)     (69,261)     (135,453)     (90,037)
        (59,788)           --        (4,900)          --       (8,247)          --       (22,100)     (11,991)
      4,814,102     2,770,432     2,095,155    1,322,835      972,208    1,057,762     1,735,290    1,568,172
         59,708       604,609        26,521      220,888      105,126        7,506      (117,988)     101,435
    -----------   -----------   -----------   ----------   ----------   ----------   -----------   ----------
     14,608,292    12,133,332     5,941,626    5,199,038    2,102,691    2,943,919     4,424,020    4,713,389
    -----------   -----------   -----------   ----------   ----------   ----------   -----------   ----------
     15,534,994    13,191,475     6,273,413    5,792,821    2,338,029    3,119,452     4,801,927    5,129,842
     14,415,022     1,223,547     6,537,539      744,718    3,517,201      397,749     5,598,529      468,687
    -----------   -----------   -----------   ----------   ----------   ----------   -----------   ----------
    $29,950,016   $14,415,022   $12,810,952   $6,537,539   $5,855,230   $3,517,201   $10,400,456   $5,598,529
    ===========   ===========   ===========   ==========   ==========   ==========   ===========   ==========


                                    FIDELITY(R)                FIDELITY(R)                FIDELITY(R)
     DREYFUS IP TECHNOLOGY              VIP                        VIP                        VIP
           GROWTH--               CONTRAFUND(R)--            EQUITY-INCOME--               MID CAP--
        SERVICE SHARES            SERVICE CLASS 2            SERVICE CLASS 2            SERVICE CLASS 2
    -----------------------   ------------------------   ------------------------   ------------------------
       2005         2004         2005          2004         2005          2004         2005          2004
    --------------------------------------------------------------------------------------------------------
    $  (52,420)  $       --   $  (257,248)  $    2,418   $   (37,885)  $   13,411   $  (167,981)  $       --
       (45,365)     (23,966)       33,321        6,451        52,450        1,002        88,109        4,021
            --           --         2,236           --       264,795        3,495       130,918           --
       237,724      117,087     3,680,914      902,770       356,838      501,120     2,392,224      919,761
    ----------   ----------   -----------   ----------   -----------   ----------   -----------   ----------
       139,939       93,121     3,459,223      911,639       636,198      519,028     2,443,270      923,782
    ----------   ----------   -----------   ----------   -----------   ----------   -----------   ----------
       923,236    2,067,004    13,413,919    5,339,667     5,784,618    4,095,100     7,875,943    4,005,735
       (47,995)     (89,191)     (367,541)     (82,656)     (199,175)     (69,458)     (265,149)     (77,160)
       (11,785)          --       (48,890)      (6,383)      (21,301)      (8,999)      (16,322)     (20,471)
       851,842      686,387     7,291,020    2,546,661     3,428,508    1,405,682     4,226,737    1,310,566
      (298,404)     (43,239)    2,651,411      601,967      (268,143)     131,907     1,115,675      140,570
    ----------   ----------   -----------   ----------   -----------   ----------   -----------   ----------
     1,416,894    2,620,961    22,939,919    8,399,256     8,724,507    5,554,232    12,936,884    5,359,240
    ----------   ----------   -----------   ----------   -----------   ----------   -----------   ----------
     1,556,833    2,714,082    26,399,142    9,310,895     9,360,705    6,073,260    15,380,154    6,283,022
     3,289,474      575,392     9,978,098      667,203     6,608,084      534,824     6,501,801      218,779
    ----------   ----------   -----------   ----------   -----------   ----------   -----------   ----------
    $4,846,307   $3,289,474   $36,377,240   $9,978,098   $15,968,789   $6,608,084   $21,881,955   $6,501,801
    ==========   ==========   ===========   ==========   ===========   ==========   ===========   ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2005
and December 31, 2004

                                                                                  JANUS ASPEN
                                                       JANUS ASPEN                  SERIES
                                                          SERIES                   WORLDWIDE
                                                        BALANCED--                 GROWTH--
                                                      SERVICE SHARES            SERVICE SHARES
                                                 ------------------------   -----------------------
                                                    2005          2004         2005         2004
                                                 --------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)................ $    82,392   $   90,124   $      502   $   14,452
    Net realized gain (loss) on investments.....      18,260        6,812        1,742          545
    Realized gain distribution received.........          --           --           --           --
    Change in unrealized appreciation
      (depreciation) on investments.............     476,341      214,370      184,949       99,259
                                                 -----------   ----------   ----------   ----------
      Net increase (decrease) in net assets
        resulting from operations...............     576,993      311,306      187,193      114,256
                                                 -----------   ----------   ----------   ----------
  Contributions and (Withdrawals):
    Payments received from policyowners.........   3,102,922    2,908,693    1,347,284    1,371,803
    Policyowners' surrenders....................    (407,032)     (63,159)     (42,872)     (21,480)
    Policyowners' annuity and death benefits....     (16,144)     (63,311)     (36,983)          --
    Net transfers from (to) Fixed Account.......   2,561,919    1,207,782      626,960      457,951
    Transfers between Investment Divisions......     169,559       79,513       13,361       42,434
                                                 -----------   ----------   ----------   ----------
      Net contributions and (withdrawals).......   5,411,224    4,069,518    1,907,750    1,850,708
                                                 -----------   ----------   ----------   ----------
        Increase (decrease) in net assets.......   5,988,217    4,380,824    2,094,943    1,964,964
NET ASSETS:
    Beginning of year...........................   4,840,595      459,771    2,090,422      125,458
                                                 -----------   ----------   ----------   ----------
    End of year................................. $10,828,812   $4,840,595   $4,185,365   $2,090,422
                                                 ===========   ==========   ==========   ==========


                                                    ROYCE        ROYCE            T. ROWE PRICE
                                                  MICRO-CAP    SMALL-CAP          EQUITY INCOME
                                                  PORTFOLIO    PORTFOLIO          PORTFOLIO--II
                                                  ----------   ----------   -------------------------
                                                   2005(B)      2005(B)        2005          2004
                                                  ---------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)................  $    (210)   $ (12,141)   $    33,790   $    86,032
    Net realized gain (loss) on investments.....      2,639        2,681          3,946        11,815
    Realized gain distribution received.........     20,184       24,771      1,141,236       180,673
    Change in unrealized appreciation
      (depreciation) on investments.............     80,255       30,776       (578,707)      698,849
                                                  ----------   ----------   -----------   -----------
      Net increase (decrease) in net assets
        resulting from operations...............    102,868       46,087        600,265       977,369
                                                  ----------   ----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners.........    970,466    1,726,652      8,198,627     5,595,229
    Policyowners' surrenders....................     (1,964)      (3,984)      (348,847)      (86,133)
    Policyowners' annuity and death benefits....         --           --         (8,478)      (32,154)
    Net transfers from (to) Fixed Account.......    377,595      620,418      7,272,770     2,665,673
    Transfers between Investment Divisions......    231,027      532,804      1,158,199       672,588
                                                  ----------   ----------   -----------   -----------
      Net contributions and (withdrawals).......  1,577,124    2,875,890     16,272,271     8,815,203
                                                  ----------   ----------   -----------   -----------
        Increase (decrease) in net assets.......  1,679,992    2,921,977     16,872,536     9,792,572
NET ASSETS:
    Beginning of year...........................         --           --     10,477,009       684,437
                                                  ----------   ----------   -----------   -----------
    End of year.................................  $1,679,992   $2,921,977   $27,349,545   $10,477,009
                                                  ==========   ==========   ===========   ===========

(a) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

(b) For the period May 2, 2005 (Commencement of Operations) through December 31, 2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                                                             MFS(R)                  NEUBERGER
      MFS(R) INVESTORS             MFS(R)                  UTILITIES                  BERMAN
       TRUST SERIES--         RESEARCH SERIES--             SERIES--                AMT MID-CAP
        SERVICE CLASS           SERVICE CLASS            SERVICE CLASS            GROWTH--CLASS S
    ---------------------   ---------------------   ------------------------   ---------------------
       2005        2004        2005        2004        2005        2004(A)        2005      2004(A)
    ------------------------------------------------------------------------------------------------
    $   (8,414)  $    495   $  (11,819)  $  1,662   $  (122,754)  $       --   $  (14,325)  $     --
         7,437        772        6,241      2,977        87,518          623       11,708        811
            --         --           --         --            --           --           --         --
        54,592     48,946       91,688     59,068     1,588,228      187,888      163,072     43,704
    ----------   --------   ----------   --------   -----------   ----------   ----------   --------
        53,615     50,213       86,110     63,707     1,552,992      188,511      160,455     44,515
    ----------   --------   ----------   --------   -----------   ----------   ----------   --------
       299,467    439,210      677,284    467,710    10,938,927    1,172,557      732,431    365,029
        (1,311)    (8,254)     (15,743)    (5,927)     (163,581)     (11,610)     (16,830)    (8,404)
            --         --           --         --        (7,948)          --           --         --
       210,320     59,038      255,717     73,671     7,407,446      537,719      392,307     58,898
         4,313     19,358       28,041     (2,704)    2,217,799      250,408       38,458     58,717
    ----------   --------   ----------   --------   -----------   ----------   ----------   --------
       512,789    509,352      945,299    532,750    20,392,643    1,949,074    1,146,366    474,240
    ----------   --------   ----------   --------   -----------   ----------   ----------   --------
       566,404    559,565    1,031,409    596,457    21,945,635    2,137,585    1,306,821    518,755
       578,643     19,078      632,302     35,845     2,137,585           --      518,755         --
    ----------   --------   ----------   --------   -----------   ----------   ----------   --------
    $1,145,047   $578,643   $1,663,711   $632,302   $24,083,220   $2,137,585   $1,825,576   $518,755
    ==========   ========   ==========   ========   ===========   ==========   ==========   ========

            VAN ECK                   VAN KAMPEN                 VICTORY
           WORLDWIDE                     UIF                       VIF
              HARD                 EMERGING MARKETS        DIVERSIFIED STOCK--
             ASSETS                EQUITY--CLASS II          CLASS A SHARES
    ------------------------   ------------------------   ---------------------
       2005          2004         2005          2004         2005      2004(A)
    ---------------------------------------------------------------------------
    $  (101,587)  $      501   $   (45,876)  $    6,935   $  (20,533)  $  4,280
         53,707       10,119        23,685        2,679       33,267      5,576
             --           --            --           --           --         --
      4,010,331      239,556     1,776,071      397,784      135,120     41,084
    -----------   ----------   -----------   ----------   ----------   --------
      3,962,451      250,176     1,753,880      407,398      147,854     50,940
    -----------   ----------   -----------   ----------   ----------   --------
      8,169,883    1,434,839     4,106,987    1,615,278      525,678    410,734
       (166,103)     (29,942)      (74,051)     (25,530)     (35,615)    (8,253)
         (2,464)          --        (2,273)          --           --         --
      3,902,748      404,470     1,289,325      378,656      890,916    393,464
      2,151,672      126,926       777,594        5,022      115,848    (38,137)
    -----------   ----------   -----------   ----------   ----------   --------
     14,055,736    1,936,293     6,097,582    1,973,426    1,496,827    757,808
    -----------   ----------   -----------   ----------   ----------   --------
     18,018,187    2,186,469     7,851,462    2,380,824    1,644,681    808,748
      2,284,651       98,182     2,508,262      127,438      808,748         --
    -----------   ----------   -----------   ----------   ----------   --------
    $20,302,838   $2,284,651   $10,359,724   $2,508,262   $2,453,429   $808,748
    ===========   ==========   ===========   ==========   ==========   ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------
NYLIAC Variable Annuity Separate Account-IV ("Separate Account") was established on June 10, 2003, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account funds LifeStages(R) Elite Variable Annuity, MainStay Elite Variable Annuity and LifeStages(R) Premium Plus Elite Variable Annuity policies. This account was established to receive and invest premium payments under Non-Qualified Deferred and Tax-Qualified Deferred Flexible Premium Variable Retirement Annuity Policies ("the policies") issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Tax-Qualified policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities Inc., certain banking and financial institutions which have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.
    The assets of the Separate Account, which are currently all in the accumulation phase, are invested in shares of the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Liberty Variable Investment Trust, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, the Universal Institutional Funds, Inc., and the Victory Variable Insurance Funds (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Dollar Cost Averaging Advantage Account represent the general assets of NYLIAC. NYLIAC's Fixed Account and the Dollar Cost Averaging Advantage Account may be charged with liabilities arising out of other business NYLIAC may conduct.
    New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Lord, Abbett & Co. LLC, and Winslow Capital Management Inc. to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc.

    The following Investment Divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Balanced--Service Class
MainStay VP Basic Value--Service Class(1)
MainStay VP Bond--Service Class
MainStay VP Capital Appreciation--Service Class
MainStay VP Cash Management
MainStay VP Common Stock--Service Class(2)
MainStay VP Convertible--Service Class
MainStay VP Developing Growth--Service Class(3)
MainStay VP Floating Rate--Service Class
MainStay VP Government--Service Class
MainStay VP High Yield Corporate Bond--
  Service Class
MainStay VP Income & Growth--Service Class(4)
MainStay VP International Equity--Service Class
MainStay VP Large Cap Growth--Service Class(5)
MainStay VP Mid Cap Core--Service Class
MainStay VP Mid Cap Growth--Service Class
MainStay VP Mid Cap Value--Service Class(6)
MainStay VP S&P 500 Index--Service Class(7)
MainStay VP Small Cap Growth--Service Class
MainStay VP Total Return--Service Class
MainStay VP Value--Service Class
Alger American Small Capitalization--Class S Shares
Calvert Social Balanced
Colonial Small Cap Value Fund, Variable Series--Class B
Dreyfus IP Technology Growth--Service Shares
Fidelity(R) VIP Contrafund(R)--Service Class 2
Fidelity(R) VIP Equity-Income--Service Class 2
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Series Balanced--Service Shares
Janus Aspen Series Worldwide Growth--Service Shares
MFS(R) Investors Trust Series--Service Class
MFS(R) Research Series--Service Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid Cap Growth--Class S
Royce Micro-Cap Portfolio
Royce Small-Cap Portfolio
T. Rowe Price Equity Income Portfolio--II
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity--Class II
Victory VIF Diversified Stock--Class A Shares

(1) Formerly known as MainStay VP Dreyfus Large Company Value--Service Class
(2) Formerly known as MainStay VP Growth Equity--Service Class
(3) Formerly known as MainStay VP Lord Abbett Developing Growth--Service Class
(4) Formerly known as MainStay VP American Century Income & Growth--Service
Class
(5) Formerly known as MainStay VP Growth--Service Class
(6) Formerly known as MainStay VP Equity Income--Service Class
(7) Formerly known as MainStay VP Indexed Equity--Service Class

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

    Initial premium payments are allocated to the Investment Divisions, Fixed Account and/or Dollar Cost Averaging (DCA) Advantage Account within two Business Days after receipt. Subsequent premium payments are allocated to the Investment Divisions, Fixed Account and/or DCA Advantage Account at the close of the Business Day they are received. In those states where NYLIAC offers a single premium version of LifeStages(R) Elite Variable Annuity and MainStay Elite Variable Annuity, only one premium payment is permitted. In addition, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account or from the DCA Advantage Account into the Investment Divisions. The policyowner may also transfer interest earned on monies in the Fixed Account into the Investment Divisions of the Separate Account. On the accompanying statement of changes in net assets, all references to the Fixed Account include the Fixed Account and the DCA Advantage Account.

    No Federal income tax is payable on investment income or capital gains of Separate Account-IV under current Federal income tax law.

    Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

    Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

    Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

    In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts:
An Amendment to the Audit Guide Audits of Investment Companies". This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights.

    Beginning in 2005, the amounts shown as net receivable (payable) to NYLIAC on the Statement of Assets and Liabilities reflects transactions that occurred on the last business day of 2005. These amounts held as cash by NYLIAC, will be deposited into the investment divisions in accordance with the policyowners' instructions, on the first business day of 2006.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2005, the investments of Separate Account-IV are as follows:

                                                                               MAINSTAY VP
                                                               MAINSTAY VP        BASIC        MAINSTAY VP
                                                               BALANCED--        VALUE--         BOND--
                                                              SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
                                                              ---------------------------------------------
Number of shares............................................       1,286             378           1,045
Identified cost.............................................     $13,379         $ 4,091         $14,086

                                                                 MAINSTAY VP      MAINSTAY VP     MAINSTAY VP
                                                                   INCOME &      INTERNATIONAL     LARGE CAP
                                                                   GROWTH--        EQUITY--        GROWTH--
                                                                SERVICE CLASS    SERVICE CLASS   SERVICE CLASS
                                                                ----------------------------------------------
Number of shares............................................           429            1,363             286
Identified cost.............................................       $ 4,851          $18,807         $ 3,080

  Investment activity for the year ended December 31, 2005, was as follows:

                                                                                    MAINSTAY VP
                                                                  MAINSTAY VP          BASIC        MAINSTAY VP
                                                                   BALANCED--         VALUE--         BOND--
                                                                SERVICE CLASS(A)   SERVICE CLASS   SERVICE CLASS
                                                                ------------------------------------------------
Purchases...................................................        $13,407           $ 2,100         $ 7,419
Proceeds from sales.........................................             30               401             617

                                                                 MAINSTAY VP      MAINSTAY VP     MAINSTAY VP
                                                                   INCOME &      INTERNATIONAL     LARGE CAP
                                                                   GROWTH--        EQUITY--        GROWTH--
                                                                SERVICE CLASS    SERVICE CLASS   SERVICE CLASS
                                                                ----------------------------------------------
Purchases...................................................       $ 3,220          $13,155         $ 1,521
Proceeds from sales.........................................           180              132             289

(a) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.

(b) For the period May 2, 2005 (Commencement of Operations) through December 31, 2005.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

--------------------------------------------------------------------------------

                                                                                                                    MAINSTAY VP
     MAINSTAY VP                    MAINSTAY VP                     MAINSTAY VP     MAINSTAY VP                     HIGH YIELD
       CAPITAL       MAINSTAY VP      COMMON        MAINSTAY VP     DEVELOPING       FLOATING       MAINSTAY VP      CORPORATE
    APPRECIATION--      CASH          STOCK--      CONVERTIBLE--     GROWTH--         RATE--       GOVERNMENT--       BOND--
    SERVICE CLASS    MANAGEMENT    SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------------------------
           296          10,201           256            1,184            451             949             815            5,055
        $6,185         $10,201        $5,158          $13,090         $3,946          $9,415          $8,768          $49,882

                                                                                                                         ALGER
     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP                        AMERICAN
       MID CAP         MID CAP         MID CAP         S&P 500        SMALL CAP         TOTAL        MAINSTAY VP         SMALL
       CORE--         GROWTH--         VALUE--         INDEX--        GROWTH--        RETURN--         VALUE--      CAPITALIZATION--
    SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS    CLASS S SHARES
    -------------------------------------------------------------------------------------------------------------------------------
         1,120           1,688           1,891           1,187           1,143            336             603               399
       $14,871         $19,183         $22,842         $28,154         $11,825         $5,538          $9,684            $8,026

                                                                                                                       MAINSTAY VP
     MAINSTAY VP                    MAINSTAY VP                     MAINSTAY VP                                        HIGH YIELD
       CAPITAL       MAINSTAY VP      COMMON        MAINSTAY VP     DEVELOPING       MAINSTAY VP       MAINSTAY VP      CORPORATE
    APPRECIATION--      CASH          STOCK--      CONVERTIBLE--     GROWTH--      FLOATING RATE--    GOVERNMENT--       BOND--
    SERVICE CLASS    MANAGEMENT    SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS(B)   SERVICE CLASS   SERVICE CLASS
    -------------------------------------------------------------------------------------------------------------------------------
        $2,276         $18,326        $3,076          $5,762          $1,800            $9,826           $5,048          $29,276
           608          12,643           138             516             295               410              590              907

                                                                                                                         ALGER
     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP                        AMERICAN
       MID CAP         MID CAP         MID CAP         S&P 500        SMALL CAP         TOTAL        MAINSTAY VP         SMALL
       CORE--         GROWTH--         VALUE--         INDEX--        GROWTH--        RETURN--         VALUE--      CAPITALIZATION--
    SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS    CLASS S SHARES
    -------------------------------------------------------------------------------------------------------------------------------
       $10,572         $12,066         $15,702         $15,132         $6,043          $2,505          $4,638            $5,216
           160             330             292             571            166             390             212               331

--------------------------------------------------------------------------------

                                                                                     COLONIAL
                                                                                    SMALL CAP            DREYFUS IP
                                                                CALVERT            VALUE FUND,           TECHNOLOGY
                                                                 SOCIAL         VARIABLE SERIES--         GROWTH--
                                                                BALANCED             CLASS B           SERVICE SHARES
                                                           ------------------------------------------------------------
Number of shares.........................................         1,117                  250                  540
Identified cost..........................................        $2,083               $4,254               $4,461

                                                                                                         NEUBERGER
                                                                                      MFS(R)             BERMAN AMT
                                                                 MFS(R)             UTILITIES             MID-CAP
                                                           RESEARCH SERIES--         SERIES--             GROWTH--
                                                             SERVICE CLASS        SERVICE CLASS           CLASS S
                                                           ------------------------------------------------------------
Number of shares.........................................           102                1,014                   89
Identified cost..........................................        $1,511              $22,110               $1,586

                                                                                     COLONIAL
                                                                                    SMALL CAP            DREYFUS IP
                                                                CALVERT            VALUE FUND,           TECHNOLOGY
                                                                 SOCIAL         VARIABLE SERIES--         GROWTH--
                                                                BALANCED             CLASS B           SERVICE SHARES
                                                           ------------------------------------------------------------
Purchases................................................        $1,403               $4,085               $1,931
Proceeds from sales......................................           236                   38                  593

                                                                                                         NEUBERGER
                                                                                      MFS(R)             BERMAN AMT
                                                                 MFS(R)             UTILITIES             MID-CAP
                                                           RESEARCH SERIES--         SERIES--             GROWTH--
                                                             SERVICE CLASS        SERVICE CLASS           CLASS S
                                                           ------------------------------------------------------------
Purchases................................................         $996               $20,388               $1,191
Proceeds from sales......................................           63                   315                   92

(a) For the period May 2, 2005 (Commencement of Operations) through December 31, 2005.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

--------------------------------------------------------------------------------

                                                                                  JANUS ASPEN
      FIDELITY(R)        FIDELITY(R)        FIDELITY(R)        JANUS ASPEN           SERIES             MFS(R)
          VIP                VIP                VIP               SERIES           WORLDWIDE          INVESTORS
    CONTRAFUND(R)--    EQUITY-INCOME--       MID CAP--          BALANCED--          GROWTH--        TRUST SERIES--
    SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2     SERVICE SHARES     SERVICE SHARES     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------
          1,177                632                630                406                151                 60
        $31,529            $15,027            $18,515            $10,114             $3,896             $1,039

                                                                                   VAN KAMPEN
                                              T. ROWE                                 UIF              VICTORY
                                               PRICE             VAN ECK            EMERGING             VIF
         ROYCE              ROYCE              EQUITY           WORLDWIDE           MARKETS          DIVERSIFIED
       MICRO-CAP          SMALL-CAP            INCOME              HARD             EQUITY--           STOCK--
       PORTFOLIO          PORTFOLIO         PORTFOLIO-II          ASSETS            CLASS II        CLASS A SHARES
    ---------------------------------------------------------------------------------------------------------------
            131                298              1,250                726                693                204
         $1,565             $2,852            $27,032            $15,881             $8,012             $2,255

                                                                                  JANUS ASPEN
      FIDELITY(R)        FIDELITY(R)        FIDELITY(R)        JANUS ASPEN           SERIES             MFS(R)
          VIP                VIP                VIP               SERIES           WORLDWIDE          INVESTORS
    CONTRAFUND(R)--    EQUITY-INCOME--       MID CAP--          BALANCED--          GROWTH--        TRUST SERIES--
    SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2     SERVICE SHARES     SERVICE SHARES     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------
        $22,593             $9,432            $13,203             $5,780             $2,086              $583
            149                534                350                306                178                80

                                                                                   VAN KAMPEN
                                              T. ROWE                                 UIF              VICTORY
                                               PRICE             VAN ECK            EMERGING             VIF
         ROYCE              ROYCE              EQUITY           WORLDWIDE           MARKETS          DIVERSIFIED
       MICRO-CAP          SMALL-CAP            INCOME              HARD             EQUITY--           STOCK--
      PORTFOLIO(A)       PORTFOLIO(A)       PORTFOLIO-II          ASSETS            CLASS II        CLASS A SHARES
    ---------------------------------------------------------------------------------------------------------------
         $1,582             $2,877            $17,322            $13,977             $5,955             $1,713
             20                 28                 29                190                 70                259

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders, depending on the length of time a premium payment is in the policy before it is withdrawn. For LifeStages(R) Elite Variable Annuity and MainStay Elite Variable Annuity policies, this charge is 8% during the first three payment years and declines by 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offers a single premium version of LifeStages(R) Elite Variable Annuity and MainStay Elite Variable Annuity, there is a lower surrender charge. For LifeStages(R) Premium Plus Elite Variable Annuity policies, this charge is 8% during the first three payment years and declines to 7% in the fourth payment year, 6% in the fifth payment year, 5% in the sixth payment year, 4% in the seventh payment year and 3% in the eighth, ninth and tenth payment year, after which no charge is made. All surrender charges are recorded with policyowners' surrenders in the accompanying statement of changes in net assets. Surrender charges are paid to NYLIAC.

    NYLIAC also deducts an annual policy service charge on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender, the accumulation value is less than $100,000. This charge is $30 per policy.

    Additionally, NYLIAC reserves the right to charge $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.

    The policies are also subject to an annualized mortality and expense risk and administrative costs charge of 1.70% for LifeStages(R) Elite Variable Annuity and MainStay Elite Variable Annuity policies and 1.90% for LifeStages(R) Premium Plus Elite Variable Annuity policies of the Adjusted Premium Payments allocated to the Investment Divisions and the DCA Advantage Account. It is deducted on a quarterly basis from the Investment Divisions. In addition, a pro-rata portion of the charge will be deducted on the date the policy is surrendered and upon payment of any death benefit proceeds. The mortality and expense risk and administrative charges are recorded in the accompanying summary of operations.

--------------------------------------------------------------------------------
NOTE 4 --Distribution of Net Income:
--------------------------------------------------------------------------------

The Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

The changes in units outstanding for the years ended December 31, 2005 and 2004 were as follows:

                                               MAINSTAY VP                      MAINSTAY VP
                               MAINSTAY VP        BASIC        MAINSTAY VP        CAPITAL
                               BALANCED--        VALUE--         BOND--       APPRECIATION--
                              SERVICE CLASS   SERVICE CLASS   SERVICE CLASS    SERVICE CLASS
                              -------------   -------------   -------------   ---------------
                                 2005(A)      2005    2004    2005    2004     2005     2004
                              ---------------------------------------------------------------
Units issued................      1,293        151     190     639     624     202      368
Units redeemed..............        (11)       (16)     (4)    (38)    (11)    (60)     (16)
                                  -----        ---     ---     ---     ---     ---      ---
  Net increase (decrease)...      1,282        135     186     601     613     142      352
                                  =====        ===     ===     ===     ===     ===      ===

                               MAINSTAY VP
                               HIGH YIELD      MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
                                CORPORATE       INCOME &      INTERNATIONAL     LARGE CAP
                                 BOND--         GROWTH--        EQUITY--        GROWTH--
                              SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
                              -------------   -------------   -------------   -------------
                              2005    2004    2005    2004    2005    2004    2005    2004
                              -------------------------------------------------------------
Units issued................  2,515   1,601    258     148     904     442     153     164
Units redeemed..............  (399)    (94)    (13)     (3)    (29)     (4)    (32)     (6)
                              -----   -----    ---     ---     ---     ---     ---     ---
  Net increase (decrease)     2,116   1,507    245     145     875     438     121     158
                              =====   =====    ===     ===     ===     ===     ===     ===

                                                                    ALGER
                                                                  AMERICAN
                               MAINSTAY VP                          SMALL                            COLONIAL SMALL
                                  TOTAL        MAINSTAY VP    CAPITALIZATION--                         CAP VALUE
                                RETURN--         VALUE--           CLASS S        CALVERT SOCIAL     FUND, VARIABLE
                              SERVICE CLASS   SERVICE CLASS        SHARES            BALANCED       SERIES--CLASS B
                              -------------   -------------   -----------------   ---------------   ----------------
                              2005    2004    2005    2004     2005      2004      2005     2004    2005    2004(C)
                              --------------------------------------------------------------------------------------
Units issued................   214     280     364     413       364       253      122      82      396       20
Units redeemed..............   (38)     (6)    (28)     (9)      (10)       (4)     (23)     (1)      (5)      --
                               ---     ---     ---     ---       ---       ---      ---      --      ---       --
  Net increase (decrease)...   176     274     336     404       354       249       99      81      391       20
                               ===     ===     ===     ===       ===       ===      ===      ==      ===       ==

                                JANUS ASPEN        MFS(R)                                               NEUBERGER
                                  SERIES          INVESTORS        MFS(R)                               BERMAN AMT
                                 WORLDWIDE          TRUST         RESEARCH            MFS(R)             MID-CAP
                                 GROWTH--         SERIES--        SERIES--      UTILITIES SERIES--       GROWTH--
                              SERVICE SHARES    SERVICE CLASS   SERVICE CLASS      SERVICE CLASS         CLASS S
                              ---------------   -------------   -------------   -------------------   --------------
                               2005     2004    2005    2004    2005    2004     2005      2004(D)    2005   2004(D)
                              --------------------------------------------------------------------------------------
Units issued................    178      177     43      48      76      50      1,418       164       92      45
Units redeemed..............    (11)      (2)    (1)     (1)     (2)     (1)       (22)       (1)      (3)     (1)
                                ---      ---     --      --      --      --      -----       ---       --      --
  Net increase (decrease)...    167      175     42      47      74      49      1,396       163       89      44
                                ===      ===     ==      ==      ==      ==      =====       ===       ==      ==

(a) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.

(b) For the period May 2, 2005 (Commencement of Operations) through December 31, 2005.

(c) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(d) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

--------------------------------------------------------------------------------

                        MainStay VP                     MainStay VP     MainStay VP
                          Common        MainStay VP     Developing       Floating       MainStay VP
      MainStay VP         Stock--      Convertible--     Growth--         Rate--       Government--
    Cash Management    Service Class   Service Class   Service Class   Service Class   Service Class
    ----------------   -------------   -------------   -------------   -------------   -------------
     2005      2004    2005    2004    2005    2004    2005    2004       2005(b)      2005    2004
    ------------------------------------------------------------------------------------------------
     18,762    7,966    235     166     500     628     134     212         932         419     375
    (13,372)  (4,539)   (11)     (3)    (62)    (15)     (7)     (1)         (6)        (20)     (5)
    -------   ------    ---     ---     ---     ---     ---     ---         ---         ---     ---
      5,390    3,427    224     163     438     613     127     211         926         399     370
    =======   ======    ===     ===     ===     ===     ===     ===         ===         ===     ===

     MainStay VP     MainStay VP     MainStay VP      MainStay VP     MainStay VP
       Mid Cap         Mid Cap         Mid Cap          S&P 500        Small Cap
       Core--         Growth--         Value--          Index--        Growth--
    Service Class   Service Class   Service Class    Service Class   Service Class
    -------------   -------------   --------------   -------------   -------------
    2005    2004    2005    2004     2005    2004    2005    2004    2005    2004
    ------------------------------------------------------------------------------
     654     339     818     542    1,090     557    1,235   1,084    472     461
     (19)     (4)    (38)     (9)     (37)    (12)    (73)    (14)    (25)     (6)
     ---     ---     ---     ---    -----     ---    -----   -----    ---     ---
     635     335     780     533    1,053     545    1,162   1,070    447     455
     ===     ===     ===     ===    =====     ===    =====   =====    ===     ===


      DREYFUS IP                                                               JANUS ASPEN
      TECHNOLOGY      FIDELITY(R) VIP    FIDELITY(R) VIP   FIDELITY(R) VIP       SERIES
       GROWTH--       CONTRAFUND(R)--    EQUITY-INCOME--      MID CAP--        BALANCED--
    SERVICE SHARES    SERVICE CLASS 2    SERVICE CLASS 2   SERVICE CLASS 2   SERVICE SHARES
    ---------------   ----------------   ---------------   ---------------   ---------------
     2005     2004     2005      2004     2005     2004     2005     2004     2005     2004
    ----------------------------------------------------------------------------------------
      163      255     1,697      729      753      505      861      438      496      388
      (40)     (13)      (50)      (7)     (53)      (7)     (30)      (7)     (45)     (11)
      ---      ---     -----      ---      ---      ---      ---      ---      ---      ---
      123      242     1,647      722      700      498      831      431      451      377
      ===      ===     =====      ===      ===      ===      ===      ===      ===      ===

                                                                 VAN KAMPEN
                                                                     UIF          VICTORY
                                                     VAN ECK      EMERGING          VIF
       ROYCE          ROYCE       T. ROWE PRICE     WORLDWIDE      MARKETS      DIVERSIFIED
     MICRO-CAP      SMALL-CAP     EQUITY INCOME       HARD        EQUITY--        STOCK--
     PORTFOLIO      PORTFOLIO     PORTFOLIO--II      ASSETS       CLASS II     CLASS A SHARES
    ------------   ------------   --------------   -----------   -----------   --------------
      2005(B)        2005(B)       2005    2004    2005   2004   2005   2004   2005   2004(D)
    -----------------------------------------------------------------------------------------
        135            256        1,268     763    794    155    361    164    133       76
         (1)            (1)         (46)    (10)   (15)    (2)    (8)    (2)    (5)      (4)
        ---            ---        -----     ---    ---    ---    ---    ---    ---      ---
        134            255        1,222     753    779    153    353    162    128       72
        ===            ===        =====     ===    ===    ===    ===    ===    ===      ===

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2005, 2004, and 2003:


                                          MAINSTAY VP          MAINSTAY VP                 MAINSTAY VP
                                          BALANCED--          BASIC VALUE--                  BOND--
                                         SERVICE CLASS        SERVICE CLASS               SERVICE CLASS
                                         -------------   ------------------------   -------------------------
                                            2005(A)       2005     2004     2003     2005      2004     2003
                                         --------------------------------------------------------------------
Net Assets.............................     $13,598      $4,386   $2,549   $  310   $13,750   $7,140   $  661
Units Outstanding......................       1,282         350      215       29     1,279      678       65
Variable Accumulation Unit Value.......     $ 10.49      $12.49   $11.87   $10.69   $ 10.72   $10.53   $10.14
Total Return...........................        4.9%        5.2%    11.1%     6.9%      1.9%     3.8%     1.4%
Investment Income Ratio................        2.4%        0.9%     1.3%     4.9%      3.9%     5.9%    24.1%

                                          MAINSTAY VP                                       MAINSTAY VP
                                           FLOATING             MAINSTAY VP                  HIGH YIELD
                                            RATE--             GOVERNMENT--               CORPORATE BOND--
                                         SERVICE CLASS         SERVICE CLASS               SERVICE CLASS
                                         -------------   -------------------------   --------------------------
                                            2005(B)       2005      2004     2003     2005      2004      2003
                                         ----------------------------------------------------------------------
Net Assets.............................     $9,509       $8,578    $4,236   $  378   $48,692   $21,542   $2,970
Units Outstanding......................        926          807       408       38     3,899     1,783      276
Variable Accumulation Unit Value.......     $10.19       $10.60    $10.39   $10.08   $ 12.40   $ 12.08   $10.74
Total Return...........................       1.9%         2.1%      3.1%     0.8%      2.7%     12.5%     7.4%
Investment Income Ratio................       4.2%         4.0%      6.8%    24.9%      7.7%     12.0%    42.9%

                                                MAINSTAY VP                 MAINSTAY VP                  MAINSTAY VP
                                                  MID CAP                     S&P 500                     SMALL CAP
                                                  VALUE--                     INDEX--                     GROWTH--
                                               SERVICE CLASS               SERVICE CLASS                SERVICE CLASS
                                         -------------------------   --------------------------   -------------------------
                                          2005      2004     2003     2005      2004      2003     2005      2004     2003
                                         ----------------------------------------------------------------------------------
Net Assets.............................  $23,329   $8,089   $  731   $29,950   $14,415   $1,224   $12,811   $6,538   $  745
Units Outstanding......................    1,663      610       65     2,342     1,180      110       966      519       64
Variable Accumulation Unit Value.......  $ 13.98   $13.26   $11.31   $ 12.76   $ 12.21   $11.08   $ 13.09   $12.61   $11.55
Total Return...........................     5.4%    17.2%    13.1%      4.5%     10.2%    10.8%      3.8%     9.1%    15.5%
Investment Income Ratio................     0.8%     1.3%     5.7%      1.4%      2.6%     9.1%        --       --       --

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.
Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.

(b) For the period May 2, 2005 (Commencement of Operations) through December 31, 2005.

(c) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

--------------------------------------------------------------------------------

          MAINSTAY VP
            CAPITAL                                              MAINSTAY VP                 MAINSTAY VP
         APPRECIATION--               MAINSTAY VP               COMMON STOCK--              CONVERTIBLE--
         SERVICE CLASS              CASH MANAGEMENT             SERVICE CLASS               SERVICE CLASS
    ------------------------   -------------------------   ------------------------   -------------------------
     2005     2004     2003     2005      2004     2003     2005     2004     2003     2005      2004     2003
    -----------------------------------------------------------------------------------------------------------
    $6,867   $4,718   $  653   $10,281   $4,517   $1,048   $5,553   $2,375   $  321   $13,997   $8,095   $  993
       553      411       59     9,864    4,474    1,047      416      192       29     1,142      704       91
    $12.43   $11.49   $11.06   $  1.04   $ 1.01   $ 1.00   $13.25   $12.34   $11.15   $ 12.23   $11.50   $10.87
      8.1%     3.9%    10.6%      3.0%     0.8%     0.1%     7.4%    10.6%    11.5%      6.3%     5.9%     8.7%
        --     0.1%     0.9%      3.0%     0.9%     0.4%     1.2%     2.0%     6.3%      1.7%     3.1%    14.8%


           MAINSTAY VP
       DEVELOPING GROWTH--
          SERVICE CLASS
     ------------------------
      2005     2004     2003
     ------------------------
     $4,573   $2,618   $  192
        356      229       18
     $12.78   $11.44   $10.83
      11.7%     5.6%     8.3%
         --       --       --

                                                                 MAINSTAY VP                 MAINSTAY VP
          MAINSTAY VP                 MAINSTAY VP                 LARGE CAP                    MID CAP
       INCOME & GROWTH--        INTERNATIONAL EQUITY--             GROWTH--                    CORE--
         SERVICE CLASS               SERVICE CLASS              SERVICE CLASS               SERVICE CLASS
    ------------------------   -------------------------   ------------------------   -------------------------
     2005     2004     2003     2005      2004     2003     2005     2004     2003     2005      2004     2003
    -----------------------------------------------------------------------------------------------------------
    $5,074   $1,904   $  134   $19,738   $6,482   $  542   $3,383   $1,927   $  320   $15,476   $4,966   $  482
       403      158       13     1,361      486       48      309      188       30     1,015      380       45
    $12.60   $12.06   $10.73   $ 14.36   $13.33   $11.39   $10.67   $10.25   $10.52   $ 15.10   $13.06   $10.72
      4.5%    12.4%     7.3%      7.7%    17.1%    13.9%     4.1%    (2.6%)    5.2%     15.6%    21.9%     7.2%
      1.4%     3.5%     7.7%      2.3%     1.5%    12.1%       --     0.1%     0.8%      0.6%     0.6%     2.4%

            MAINSTAY VP
              MID CAP
             GROWTH--
           SERVICE CLASS
     -------------------------
      2005      2004     2003
     -------------------------
     $23,016   $8,646   $1,001
       1,401      621       88
     $ 16.26   $13.92   $11.38
       16.8%    22.3%    13.8%
          --       --       --

                                                                                                                      COLONIAL
                                                                                                                      SMALL CAP
          MAINSTAY VP                 MAINSTAY VP               ALGER AMERICAN                CALVERT                VALUE FUND,
         TOTAL RETURN--                 VALUE--             SMALL CAPITALIZATION--             SOCIAL             VARIABLE SERIES--
         SERVICE CLASS               SERVICE CLASS              CLASS S SHARES                BALANCED                 CLASS B
    ------------------------   -------------------------   ------------------------   ------------------------   -------------------
     2005     2004     2003     2005      2004     2003     2005     2004     2003     2005     2004     2003     2005     2004(C)
    --------------------------------------------------------------------------------------------------------------------------------
    $5,855   $3,517   $  398   $10,400   $5,599   $  469   $9,424   $3,436   $  176   $2,174   $  941   $   29   $4,510     $  207
       487      311       37       781      445       41      619      265       16      183       84        3      411         20
    $12.02   $11.32   $10.67   $ 13.32   $12.57   $11.33   $15.10   $12.95   $11.14   $11.83   $11.19   $10.34   $10.83     $10.27
      6.2%     6.1%     6.7%      6.0%    11.0%    13.3%    16.6%    16.3%    11.4%     5.7%     8.3%     3.4%     5.5%       2.7%
      1.7%     2.7%    13.8%      1.3%     1.7%    10.8%       --       --       --     2.3%     3.2%    13.0%       --       3.3%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                     DREYFUS IP
                                     TECHNOLOGY               FIDELITY(R) VIP             FIDELITY(R) VIP
                                      GROWTH--                CONTRAFUND(R)--             EQUITY-INCOME--
                                   SERVICE SHARES             SERVICE CLASS 2             SERVICE CLASS 2
                              ------------------------   -------------------------   -------------------------
                               2005     2004     2003     2005      2004     2003     2005      2004     2003
                              --------------------------------------------------------------------------------
Net Assets..................  $4,846   $3,289   $  575   $36,377   $9,978   $  667   $15,969   $6,608   $  535
Units Outstanding...........     416      293       51     2,429      782       60     1,247      547       49
Variable Accumulation Unit
 Value......................  $11.60   $11.21   $11.18   $ 14.88   $12.76   $11.08   $ 12.76   $12.09   $10.87
Total Return................    3.5%     0.2%    11.8%     16.6%    15.2%    10.8%      5.6%    11.2%     8.7%
Investment Income Ratio.....      --       --       --      0.1%       --       --      1.0%     0.4%       --

                                     FIDELITY(R)
                                         VIP
                                      MID CAP--
                                   SERVICE CLASS 2
                              -------------------------
                               2005      2004     2003
                              -------------------------
Net Assets..................  $21,882   $6,502   $  219
Units Outstanding...........    1,281      450       19
Variable Accumulation Unit
 Value......................  $ 17.05   $14.45   $11.59
Total Return................    18.0%    24.7%    15.9%
Investment Income Ratio.....       --       --       --

                                                       NEUBERGER
                                                       BERMAN AMT
                                    MFS(R)              MID-CAP          ROYCE       ROYCE           T. ROWE PRICE
                              UTILITIES SERIES--        GROWTH--       MICRO-CAP   SMALL-CAP         EQUITY INCOME
                                 SERVICE CLASS          CLASS S        PORTFOLIO   PORTFOLIO         PORTFOLIO--II
                              -------------------   ----------------   ---------   ---------   --------------------------
                                2005     2004(A)     2005    2004(A)    2005(B)     2005(B)     2005      2004      2003
                              -------------------------------------------------------------------------------------------
Net Assets..................  $24,083     $2,138    $1,826   $  519     $1,680      $2,922     $27,350   $10,477   $  684
Units Outstanding...........    1,559        163       133       44        134         255       2,036       814       61
Variable Accumulation Unit
 Value......................  $ 15.32     $13.14    $13.43   $11.84     $12.26      $11.30     $ 13.35   $ 12.88   $11.24
Total Return................    16.6%      31.4%     13.4%    18.4%      22.6%       13.0%        3.7%     14.6%    12.4%
Investment Income Ratio.....     0.3%         --        --       --       1.3%          --        1.5%      1.6%     2.2%

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

(b) For the period May 2, 2005 (Commencement of Operations) through December 31, 2005.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

--------------------------------------------------------------------------------


                                      JANUS ASPEN
           JANUS ASPEN                   SERIES
             SERIES                    WORLDWIDE               MFS(R) INVESTORS                MFS(R)
           BALANCED--                   GROWTH--                TRUST SERIES--           RESEARCH SERIES--
         SERVICE SHARES              SERVICE SHARES             SERVICE CLASS              SERVICE CLASS
    -------------------------   ------------------------   ------------------------   ------------------------
     2005      2004     2003     2005     2004     2003     2005     2004     2003     2005     2004     2003
    ----------------------------------------------------------------------------------------------------------
    $10,829   $4,841   $  460   $4,185   $2,090   $  125   $1,145   $  579   $   19   $1,664   $  632   $   36
        871      420       43      354      187       12       91       49        2      126       52        3
    $ 12.41   $11.52   $10.64   $11.83   $11.20   $10.72   $12.61   $11.79   $10.61   $13.20   $12.27   $10.61
       7.7%     8.3%     6.4%     5.6%     4.5%     7.2%     7.0%    11.1%     6.1%     7.6%    15.6%     6.1%
       2.4%     3.3%     7.2%     1.3%     1.3%     1.4%     0.3%     0.2%       --     0.3%     0.5%       --

                                       VAN KAMPEN
             VAN ECK                  UIF EMERGING              VICTORY VIF
            WORLDWIDE               MARKETS EQUITY--        DIVERSIFIED STOCK--
           HARD ASSETS                  CLASS II               CLASS A SHARES
    -------------------------   -------------------------   --------------------
     2005      2004     2003     2005      2004     2003      2005      2004(A)
    ----------------------------------------------------------------------------
    $20,303   $2,285   $   98   $10,360   $2,508   $  127    $2,453     $  809
        941      162        9       526      173       11       200         72
    $ 21.39   $14.11   $11.38   $ 19.37   $14.48   $11.77    $12.14     $11.17
      51.7%    24.0%    13.8%     33.8%    23.0%    17.7%      8.7%      11.7%
       0.1%     0.1%       --      0.3%     0.6%       --      0.1%       1.6%

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Variable Annuity Separate Account IV Policyowners;

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the MainStay VP Balanced--Service Class, MainStay VP Basic Value--Service Class (formerly known as MainStay VP Dreyfus Large Company Value--Service Class), MainStay VP Bond--Service Class, MainStay VP Capital Appreciation--Service Class, MainStay VP Cash Management, MainStay VP Common Stock--Service Class, MainStay VP Convertible--Service Class, MainStay VP Developing Growth--Service Class (formerly known as, MainStay VP Lord Abbett Developing Growth--Service Class), MainStay VP Floating Rate--Service Class, MainStay VP Government--Service Class, MainStay VP High Yield Corporate Bond--Service Class, MainStay VP Income & Growth--Service Class (formerly known as MainStay VP American Century Income & Growth--Service Class), MainStay VP International Equity--Service Class, MainStay VP Large Cap Growth--Service Class (formerly known as MainStay VP Growth--Service Class and MainStay VP Eagle Asset Management Growth Equity--Service Class), MainStay VP Mid Cap Core--Service Class, MainStay VP Mid Cap Growth--Service Class, MainStay VP Mid Cap Value--Service Class, MainStay VP S&P 500 Index--Service Class, MainStay VP Small Cap Growth--Service Class, MainStay VP Total Return--Service Class, MainStay VP Value--Service Class, Alger American Small Capitalization--Class S Shares, Calvert Social Balanced, Colonial Small Cap Value Fund, Variable Series--Class B, Dreyfus IP Technology Growth--Service Shares, Fidelity(R) VIP Contrafund(R)--Service Class 2, Fidelity(R) VIP Equity-Income--Service Class 2, Fidelity(R) VIP Mid Cap--Service Class 2, Janus Aspen Series Balanced--Service Shares, Janus Aspen Series Worldwide Growth--Service Shares, MFS(R) Investors Trust Series--Service Class, MFS(R) Research Series--Service Class, MFS(R) Utilities Series--Service Class, Neuberger Berman AMT Mid-Cap Growth--Class S, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio, T. Rowe Price Equity Income Portfolio--II, Van Eck Worldwide Hard Assets, Van Kampen UIF Emerging Markets Equity--Class II and Victory VIF Diversified Stock--Class A Shares Investment Divisions (constituting the NYLIAC Variable Annuity Separate Account-IV) as of December 31, 2005, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America, These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of New York Life Insurance and Annuity Corporation management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2005 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 22, 2006

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)